(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERMEDIATE MUNICIPAL INCOME  FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             19   THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    22   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           23   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  30   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 39   NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 3, 1996 and September 10, 1992 (the date Class T shares were first offered) are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                  PAST 6  PAST 1  PAST 5  PAST 10
                                            MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL A    2.91%   8.02%   29.24%  88.59%

FIDELITY ADV INT MUNICIPAL INCOME - CL A    -0.95%  3.97%   24.40%  81.51%
 (INCL. 3.75% SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                 3.44%   8.28%   N/A     N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE   3.03%   7.35%   31.22%  96.70%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class A's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 151 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL A   8.02%   5.26%   6.55%

FIDELITY ADV INT MUNICIPAL INCOME - CL A   3.97%   4.46%   6.14%
 (INCL. 3.75% SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                8.28%   N/A     N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE  7.35%   5.58%   6.98%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL A       LB Municipal Bond
             00262                       LB015
  1988/05/31       9625.00                    10000.00
  1988/06/30       9692.66                    10146.30
  1988/07/31       9743.09                    10212.45
  1988/08/31       9747.75                    10221.44
  1988/09/30       9854.71                    10406.45
  1988/10/31       9971.95                    10589.60
  1988/11/30       9939.50                    10492.60
  1988/12/31      10002.22                    10599.94
  1989/01/31      10103.45                    10819.15
  1989/02/28      10043.11                    10695.70
  1989/03/31      10011.26                    10670.14
  1989/04/30      10152.76                    10923.45
  1989/05/31      10304.37                    11150.33
  1989/06/30      10417.46                    11301.75
  1989/07/31      10521.42                    11455.57
  1989/08/31      10487.34                    11343.42
  1989/09/30      10485.26                    11309.61
  1989/10/31      10569.35                    11447.93
  1989/11/30      10684.99                    11648.27
  1989/12/31      10781.30                    11743.55
  1990/01/31      10746.14                    11688.00
  1990/02/28      10841.56                    11792.03
  1990/03/31      10860.03                    11795.56
  1990/04/30      10748.35                    11710.16
  1990/05/31      10944.32                    11965.80
  1990/06/30      11034.93                    12070.98
  1990/07/31      11168.10                    12248.42
  1990/08/31      11103.17                    12070.57
  1990/09/30      11132.90                    12077.45
  1990/10/31      11257.41                    12296.54
  1990/11/30      11437.02                    12543.82
  1990/12/31      11467.89                    12598.39
  1991/01/31      11595.94                    12767.46
  1991/02/28      11701.51                    12878.53
  1991/03/31      11709.37                    12883.17
  1991/04/30      11815.52                    13054.52
  1991/05/31      11910.17                    13170.57
  1991/06/30      11917.41                    13157.53
  1991/07/31      12036.78                    13317.79
  1991/08/31      12132.96                    13493.19
  1991/09/30      12207.32                    13668.87
  1991/10/31      12338.41                    13791.89
  1991/11/30      12369.51                    13830.37
  1991/12/31      12573.91                    14127.17
  1992/01/31      12661.75                    14159.38
  1992/02/29      12676.27                    14163.91
  1992/03/31      12627.80                    14169.15
  1992/04/30      12716.13                    14295.25
  1992/05/31      12855.60                    14463.51
  1992/06/30      13024.31                    14706.21
  1992/07/31      13304.81                    15147.10
  1992/08/31      13206.44                    14999.41
  1992/09/30      13331.28                    15097.51
  1992/10/31      13236.43                    14949.10
  1992/11/30      13478.29                    15216.84
  1992/12/31      13494.57                    15372.20
  1993/01/31      13648.01                    15550.98
  1993/02/28      14026.94                    16113.46
  1993/03/31      13887.80                    15943.14
  1993/04/30      13985.48                    16104.01
  1993/05/31      14044.34                    16194.51
  1993/06/30      14192.36                    16464.80
  1993/07/31      14208.49                    16486.37
  1993/08/31      14469.91                    16829.62
  1993/09/30      14619.60                    17021.31
  1993/10/31      14633.32                    17054.16
  1993/11/30      14519.25                    16903.91
  1993/12/31      14767.34                    17260.75
  1994/01/31      14904.34                    17457.87
  1994/02/28      14532.19                    17005.71
  1994/03/31      13964.41                    16313.24
  1994/04/30      14088.01                    16451.57
  1994/05/31      14214.10                    16594.21
  1994/06/30      14111.95                    16492.82
  1994/07/31      14308.58                    16795.13
  1994/08/31      14362.68                    16853.24
  1994/09/30      14201.82                    16605.84
  1994/10/31      13985.87                    16310.92
  1994/11/30      13680.26                    16016.02
  1994/12/31      13927.89                    16368.53
  1995/01/31      14278.38                    16836.34
  1995/02/28      14640.70                    17325.94
  1995/03/31      14800.84                    17525.02
  1995/04/30      14796.60                    17545.70
  1995/05/31      15134.54                    18105.58
  1995/06/30      15053.23                    17948.06
  1995/07/31      15151.22                    18118.21
  1995/08/31      15356.01                    18347.95
  1995/09/30      15454.11                    18464.09
  1995/10/31      15618.95                    18732.56
  1995/11/30      15798.92                    19043.33
  1995/12/31      15905.10                    19226.34
  1996/01/31      16011.22                    19371.50
  1996/02/29      15958.92                    19240.74
  1996/03/31      15801.86                    18994.84
  1996/04/30      15751.40                    18941.09
  1996/05/31      15749.71                    18933.51
  1996/06/30      15871.27                    19139.70
  1996/07/31      15995.11                    19313.87
  1996/08/31      15993.96                    19309.23
  1996/09/30      16134.43                    19579.56
  1996/10/31      16292.29                    19801.01
  1996/11/30      16574.84                    20163.36
  1996/12/31      16512.30                    20078.68
  1997/01/31      16559.96                    20116.63
  1997/02/28      16698.18                    20301.30
  1997/03/31      16502.20                    20030.68
  1997/04/30      16627.64                    20198.34
  1997/05/31      16804.27                    20502.12
  1997/06/30      16979.89                    20720.47
  1997/07/31      17402.87                    21294.43
  1997/08/31      17253.02                    21094.90
  1997/09/30      17446.74                    21345.29
  1997/10/31      17544.33                    21482.54
  1997/11/30      17638.79                    21608.86
  1997/12/31      17836.44                    21924.13
  1998/01/31      17984.02                    22150.39
  1998/02/28      17974.52                    22157.04
  1998/03/31      17988.07                    22176.53
  1998/04/30      17916.43                    22076.52
  1998/05/29      18151.32                    22425.99
IMATRL PRASUN   SHR__CHT 19980531 19980605 155754 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class A on May 31, 1988, and the current 3.75% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $18,151 - an 81.51% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,426 - a 124.26% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 SIX MONTHS  YEAR ENDED    SEPTEMBER 3, 1996
                 ENDED       NOVEMBER 30,  (COMMENCEMENT
                 MAY 31,                   OF SALE OF
                                           CLASS A SHARES) TO
                                           NOVEMBER 30,

                 1998        1997          1996

DIVIDEND RETURN  2.16%       4.58%         1.13%

CAPITAL RETURN   0.75%       1.84%         2.46%

TOTAL RETURN     2.91%       6.42%         3.59%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD

PERIODS ENDED MAY 31, 1998              PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     3.83(CENTS)  22.52(CENTS)  45.42(CENTS)

ANNUALIZED DIVIDEND RATE                4.26%        4.24%         4.30%

30-DAY ANNUALIZED YIELD                 3.58%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  5.59%        -             -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.59 over the past one month, $10.64 over the past six months and $10.57 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's 3.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.49% and 5.45%, respectively.
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of Institutional Class, the original class of the fund. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                  PAST 6  PAST 1  PAST 5  PAST 10
                                            MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL T    2.96%   7.81%   29.02%  88.26%

FIDELITY ADV INT MUNICIPAL INCOME - CL T    0.12%   4.84%   25.47%  83.08%
 (INCL. 2.75% SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                 3.44%   8.28%   N/A     N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE   3.03%   7.35%   31.22%  96.70%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years.
To measure how Class T's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 151 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL T   7.81%   5.23%   6.53%

FIDELITY ADV INT MUNICIPAL INCOME - CL T   4.84%   4.64%   6.23%
 (INCL. 2.75% SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                8.28%   N/A     N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE  7.35%   5.58%   6.98%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you
what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL T       LB Municipal Bond
             00289                       LB015
  1988/05/31       9725.00                    10000.00
  1988/06/30       9793.36                    10146.30
  1988/07/31       9844.31                    10212.45
  1988/08/31       9849.03                    10221.44
  1988/09/30       9957.10                    10406.45
  1988/10/31      10075.55                    10589.60
  1988/11/30      10042.77                    10492.60
  1988/12/31      10106.14                    10599.94
  1989/01/31      10208.42                    10819.15
  1989/02/28      10147.45                    10695.70
  1989/03/31      10115.27                    10670.14
  1989/04/30      10258.24                    10923.45
  1989/05/31      10411.43                    11150.33
  1989/06/30      10525.69                    11301.75
  1989/07/31      10630.73                    11455.57
  1989/08/31      10596.30                    11343.42
  1989/09/30      10594.20                    11309.61
  1989/10/31      10679.16                    11447.93
  1989/11/30      10796.00                    11648.27
  1989/12/31      10893.32                    11743.55
  1990/01/31      10857.79                    11688.00
  1990/02/28      10954.20                    11792.03
  1990/03/31      10972.86                    11795.56
  1990/04/30      10860.03                    11710.16
  1990/05/31      11058.03                    11965.80
  1990/06/30      11149.58                    12070.98
  1990/07/31      11284.13                    12248.42
  1990/08/31      11218.52                    12070.57
  1990/09/30      11248.57                    12077.45
  1990/10/31      11374.37                    12296.54
  1990/11/30      11555.84                    12543.82
  1990/12/31      11587.03                    12598.39
  1991/01/31      11716.41                    12767.46
  1991/02/28      11823.08                    12878.53
  1991/03/31      11831.03                    12883.17
  1991/04/30      11938.28                    13054.52
  1991/05/31      12033.92                    13170.57
  1991/06/30      12041.23                    13157.53
  1991/07/31      12161.84                    13317.79
  1991/08/31      12259.02                    13493.19
  1991/09/30      12334.15                    13668.87
  1991/10/31      12466.61                    13791.89
  1991/11/30      12498.02                    13830.37
  1991/12/31      12704.55                    14127.17
  1992/01/31      12793.30                    14159.38
  1992/02/29      12807.97                    14163.91
  1992/03/31      12759.00                    14169.15
  1992/04/30      12848.24                    14295.25
  1992/05/31      12989.16                    14463.51
  1992/06/30      13159.63                    14706.21
  1992/07/31      13443.04                    15147.10
  1992/08/31      13343.65                    14999.41
  1992/09/30      13469.79                    15097.51
  1992/10/31      13373.95                    14949.10
  1992/11/30      13618.32                    15216.84
  1992/12/31      13634.77                    15372.20
  1993/01/31      13789.81                    15550.98
  1993/02/28      14172.67                    16113.46
  1993/03/31      14032.09                    15943.14
  1993/04/30      14130.78                    16104.01
  1993/05/31      14190.25                    16194.51
  1993/06/30      14339.82                    16464.80
  1993/07/31      14356.11                    16486.37
  1993/08/31      14620.24                    16829.62
  1993/09/30      14771.49                    17021.31
  1993/10/31      14785.36                    17054.16
  1993/11/30      14670.10                    16903.91
  1993/12/31      14920.76                    17260.75
  1994/01/31      15059.19                    17457.87
  1994/02/28      14683.18                    17005.71
  1994/03/31      14109.50                    16313.24
  1994/04/30      14234.38                    16451.57
  1994/05/31      14361.78                    16594.21
  1994/06/30      14258.57                    16492.82
  1994/07/31      14457.24                    16795.13
  1994/08/31      14511.90                    16853.24
  1994/09/30      14349.37                    16605.84
  1994/10/31      14131.18                    16310.92
  1994/11/30      13822.39                    16016.02
  1994/12/31      14072.59                    16368.53
  1995/01/31      14426.73                    16836.34
  1995/02/28      14792.81                    17325.94
  1995/03/31      14954.62                    17525.02
  1995/04/30      14950.33                    17545.70
  1995/05/31      15291.78                    18105.58
  1995/06/30      15209.63                    17948.06
  1995/07/31      15308.63                    18118.21
  1995/08/31      15515.56                    18347.95
  1995/09/30      15614.67                    18464.09
  1995/10/31      15781.22                    18732.56
  1995/11/30      15963.07                    19043.33
  1995/12/31      16070.35                    19226.34
  1996/01/31      16177.57                    19371.50
  1996/02/29      16124.72                    19240.74
  1996/03/31      15966.03                    18994.84
  1996/04/30      15915.05                    18941.09
  1996/05/31      15913.34                    18933.51
  1996/06/30      16036.16                    19139.70
  1996/07/31      16161.29                    19313.87
  1996/08/31      16160.13                    19309.23
  1996/09/30      16300.89                    19579.56
  1996/10/31      16474.96                    19801.01
  1996/11/30      16743.00                    20163.36
  1996/12/31      16695.23                    20078.68
  1997/01/31      16725.73                    20116.63
  1997/02/28      16862.93                    20301.30
  1997/03/31      16663.48                    20030.68
  1997/04/30      16788.77                    20198.34
  1997/05/31      16982.06                    20502.12
  1997/06/30      17141.48                    20720.47
  1997/07/31      17566.98                    21294.43
  1997/08/31      17414.16                    21094.90
  1997/09/30      17608.30                    21345.29
  1997/10/31      17688.60                    21482.54
  1997/11/30      17782.56                    21608.86
  1997/12/31      17997.39                    21924.13
  1998/01/31      18144.76                    22150.39
  1998/02/28      18133.87                    22157.04
  1998/03/31      18146.13                    22176.53
  1998/04/30      18089.56                    22076.52
  1998/05/29      18308.08                    22425.99
IMATRL PRASUN   SHR__CHT 19980531 19980605 161130 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class T on May 31, 1988, and the current 2.75% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $18,308 - an 83.08% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,426 - a 124.26% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
                 SIX MONTHS      YEARS ENDED NOVEMBER 30,
                 ENDED
                 MAY 31,

                 1998         1997   1996   1995    1994    1993

DIVIDEND RETURN  2.11%        4.47%  4.60%  5.06%   4.18%   5.13%

CAPITAL RETURN   0.85%        1.74%  0.29%  10.43%  -9.96%  2.59%

TOTAL RETURN     2.96%        6.21%  4.89%  15.49%  -5.78%  7.72%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED MAY 31, 1998              PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     3.76(CENTS)  22.02(CENTS)  44.39(CENTS)

ANNUALIZED DIVIDEND RATE                4.18%        4.15%         4.20%

30-DAY ANNUALIZED YIELD                 3.55%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  5.55%        -             -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.60 over the past one month, $10.64 over the past six months and $10.58 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's 2.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.50% and 5.47%, respectively.
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class B shares took place on June 30, 1994.
Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and
June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 3%, 3%, 0% and 0%,
respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 6  PAST 1  PAST 5  PAST 10
                                           MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL B   2.62%   7.22%   25.49%  83.11%

FIDELITY ADV INT MUNICIPAL INCOME - CL B   -0.38%  4.22%   25.49%  83.11%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                3.44%   8.28%   N/A     N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE  3.03%   7.35%   31.22%  96.70%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, past six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class B's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 151 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  MAY 31, 1998                PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL B   7.22%   4.65%   6.24%

FIDELITY ADV INT MUNICIPAL INCOME - CL B   4.22%   4.65%   6.24%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                8.28%   N/A     N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE  7.35%   5.58%   6.98%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL B       LB Municipal Bond
             00689                       LB015
  1988/05/31      10000.00                    10000.00
  1988/06/30      10070.29                    10146.30
  1988/07/31      10122.69                    10212.45
  1988/08/31      10127.54                    10221.44
  1988/09/30      10238.66                    10406.45
  1988/10/31      10360.46                    10589.60
  1988/11/30      10326.76                    10492.60
  1988/12/31      10391.92                    10599.94
  1989/01/31      10497.09                    10819.15
  1989/02/28      10434.40                    10695.70
  1989/03/31      10401.31                    10670.14
  1989/04/30      10548.32                    10923.45
  1989/05/31      10705.84                    11150.33
  1989/06/30      10823.34                    11301.75
  1989/07/31      10931.35                    11455.57
  1989/08/31      10895.94                    11343.42
  1989/09/30      10893.78                    11309.61
  1989/10/31      10981.14                    11447.93
  1989/11/30      11101.29                    11648.27
  1989/12/31      11201.35                    11743.55
  1990/01/31      11164.82                    11688.00
  1990/02/28      11263.96                    11792.03
  1990/03/31      11283.15                    11795.56
  1990/04/30      11167.12                    11710.16
  1990/05/31      11370.72                    11965.80
  1990/06/30      11464.86                    12070.98
  1990/07/31      11603.22                    12248.42
  1990/08/31      11535.76                    12070.57
  1990/09/30      11566.65                    12077.45
  1990/10/31      11696.01                    12296.54
  1990/11/30      11882.62                    12543.82
  1990/12/31      11914.69                    12598.39
  1991/01/31      12047.72                    12767.46
  1991/02/28      12157.41                    12878.53
  1991/03/31      12165.58                    12883.17
  1991/04/30      12275.86                    13054.52
  1991/05/31      12374.21                    13170.57
  1991/06/30      12381.73                    13157.53
  1991/07/31      12505.75                    13317.79
  1991/08/31      12605.67                    13493.19
  1991/09/30      12682.93                    13668.87
  1991/10/31      12819.13                    13791.89
  1991/11/30      12851.44                    13830.37
  1991/12/31      13063.80                    14127.17
  1992/01/31      13155.06                    14159.38
  1992/02/29      13170.15                    14163.91
  1992/03/31      13119.79                    14169.15
  1992/04/30      13211.56                    14295.25
  1992/05/31      13356.47                    14463.51
  1992/06/30      13531.76                    14706.21
  1992/07/31      13823.18                    15147.10
  1992/08/31      13720.98                    14999.41
  1992/09/30      13850.68                    15097.51
  1992/10/31      13752.14                    14949.10
  1992/11/30      14003.42                    15216.84
  1992/12/31      14020.33                    15372.20
  1993/01/31      14179.75                    15550.98
  1993/02/28      14573.44                    16113.46
  1993/03/31      14428.88                    15943.14
  1993/04/30      14530.37                    16104.01
  1993/05/31      14591.52                    16194.51
  1993/06/30      14745.31                    16464.80
  1993/07/31      14762.06                    16486.37
  1993/08/31      15033.67                    16829.62
  1993/09/30      15189.20                    17021.31
  1993/10/31      15203.45                    17054.16
  1993/11/30      15084.94                    16903.91
  1993/12/31      15342.69                    17260.75
  1994/01/31      15485.03                    17457.87
  1994/02/28      15098.38                    17005.71
  1994/03/31      14508.48                    16313.24
  1994/04/30      14636.90                    16451.57
  1994/05/31      14767.90                    16594.21
  1994/06/30      14661.77                    16492.82
  1994/07/31      14851.42                    16795.13
  1994/08/31      14894.48                    16853.24
  1994/09/30      14702.45                    16605.84
  1994/10/31      14483.87                    16310.92
  1994/11/30      14157.51                    16016.02
  1994/12/31      14404.46                    16368.53
  1995/01/31      14756.07                    16836.34
  1995/02/28      15121.56                    17325.94
  1995/03/31      15277.14                    17525.02
  1995/04/30      15262.92                    17545.70
  1995/05/31      15601.36                    18105.58
  1995/06/30      15507.57                    17948.06
  1995/07/31      15613.70                    18118.21
  1995/08/31      15799.27                    18347.95
  1995/09/30      15890.89                    18464.09
  1995/10/31      16050.30                    18732.56
  1995/11/30      16224.42                    19043.33
  1995/12/31      16308.15                    19226.34
  1996/01/31      16424.58                    19371.50
  1996/02/29      16362.21                    19240.74
  1996/03/31      16176.72                    18994.84
  1996/04/30      16132.55                    18941.09
  1996/05/31      16106.18                    18933.51
  1996/06/30      16237.94                    19139.70
  1996/07/31      16355.47                    19313.87
  1996/08/31      16344.87                    19309.23
  1996/09/30      16478.50                    19579.56
  1996/10/31      16629.26                    19801.01
  1996/11/30      16907.36                    20163.36
  1996/12/31      16834.34                    20078.68
  1997/01/31      16873.02                    20116.63
  1997/02/28      17003.10                    20301.30
  1997/03/31      16792.72                    20030.68
  1997/04/30      16910.03                    20198.34
  1997/05/31      17078.85                    20502.12
  1997/06/30      17246.68                    20720.47
  1997/07/31      17648.55                    21294.43
  1997/08/31      17501.92                    21094.90
  1997/09/30      17687.68                    21345.29
  1997/10/31      17758.57                    21482.54
  1997/11/30      17843.40                    21608.86
  1997/12/31      18049.39                    21924.13
  1998/01/31      18187.66                    22150.39
  1998/02/28      18166.89                    22157.04
  1998/03/31      18169.18                    22176.53
  1998/04/30      18085.79                    22076.52
  1998/05/29      18311.46                    22425.99
IMATRL PRASUN   SHR__CHT 19980531 19980605 155841 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund -
Class B on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have been $18,311 - an 83.11% increase on the initial investment. For comparison, look at how the Lehman
Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,426 - a 124.26% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 SIX MONTHS  YEARS ENDED NOVEMBER 30,   JUNE 30, 1994
                 ENDED                                  (COMMENCEMENT
                 MAY 31,                                OF SALE OF
                                                        CLASS B SHARES) TO
                                                        NOVEMBER 30,

                 1998          1997   1996   1995         1994

DIVIDEND RETURN  1.77%         3.80%  3.92%  4.17%        1.51%

CAPITAL RETURN   0.85%         1.74%  0.29%  10.43%       -4.95%

TOTAL RETURN     2.62%         5.54%  4.21%  14.60%       -3.44%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED MAY 31, 1998              PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     3.16(CENTS)  18.57(CENTS)  37.52(CENTS)

ANNUALIZED DIVIDEND RATE                3.51%        3.50%         3.55%

30-DAY ANNUALIZED YIELD                 2.99%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  4.67%        -             -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.59 over the past one month, $10.64 over the past six months and $10.57 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 2.98% and 4.66%, respectively.
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class
B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to
January 1, 1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. Class C's contingent deferred sales charges included in the past six months and the past one year total return figure is 1.00%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 6  PAST 1  PAST 5  PAST 10
                                           MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL C   2.66%   7.25%   25.57%  83.23%

FIDELITY ADV INT MUNICIPAL INCOME - CL C   1.66%   6.25%   25.57%  83.23%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                3.44%   8.28%   N/A     N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE  3.03%   7.35%   31.22%  96.70%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, past six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years.
To measure how Class C's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 151 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                 PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - CL C   7.25%   4.66%   6.24%

FIDELITY ADV INT MUNICIPAL INCOME - CL C   6.25%   4.66%   6.24%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB 1-17 YEAR MUNICIPAL BOND                8.28%   N/A     N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE  7.35%   5.58%   6.98%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL C       LB Municipal Bond
             00525                       LB015
  1988/05/31      10000.00                    10000.00
  1988/06/30      10070.30                    10146.30
  1988/07/31      10122.69                    10212.45
  1988/08/31      10127.55                    10221.44
  1988/09/30      10238.67                    10406.45
  1988/10/31      10360.47                    10589.60
  1988/11/30      10326.76                    10492.60
  1988/12/31      10391.92                    10599.94
  1989/01/31      10497.09                    10819.15
  1989/02/28      10434.40                    10695.70
  1989/03/31      10401.30                    10670.14
  1989/04/30      10548.32                    10923.45
  1989/05/31      10705.84                    11150.33
  1989/06/30      10823.33                    11301.75
  1989/07/31      10931.35                    11455.57
  1989/08/31      10895.94                    11343.42
  1989/09/30      10893.77                    11309.61
  1989/10/31      10981.14                    11447.93
  1989/11/30      11101.29                    11648.27
  1989/12/31      11201.35                    11743.55
  1990/01/31      11164.82                    11688.00
  1990/02/28      11263.96                    11792.03
  1990/03/31      11283.16                    11795.56
  1990/04/30      11167.13                    11710.16
  1990/05/31      11370.73                    11965.80
  1990/06/30      11464.87                    12070.98
  1990/07/31      11603.23                    12248.42
  1990/08/31      11535.77                    12070.57
  1990/09/30      11566.66                    12077.45
  1990/10/31      11696.01                    12296.54
  1990/11/30      11882.62                    12543.82
  1990/12/31      11914.69                    12598.39
  1991/01/31      12047.74                    12767.46
  1991/02/28      12157.41                    12878.53
  1991/03/31      12165.58                    12883.17
  1991/04/30      12275.87                    13054.52
  1991/05/31      12374.21                    13170.57
  1991/06/30      12381.73                    13157.53
  1991/07/31      12505.75                    13317.79
  1991/08/31      12605.67                    13493.19
  1991/09/30      12682.94                    13668.87
  1991/10/31      12819.14                    13791.89
  1991/11/30      12851.45                    13830.37
  1991/12/31      13063.81                    14127.17
  1992/01/31      13155.20                    14159.38
  1992/02/29      13170.47                    14163.91
  1992/03/31      13120.08                    14169.15
  1992/04/30      13211.85                    14295.25
  1992/05/31      13357.09                    14463.51
  1992/06/30      13532.65                    14706.21
  1992/07/31      13824.76                    15147.10
  1992/08/31      13722.41                    14999.41
  1992/09/30      13852.50                    15097.51
  1992/10/31      13753.63                    14949.10
  1992/11/30      14005.30                    15216.84
  1992/12/31      14019.29                    15372.20
  1993/01/31      14179.14                    15550.98
  1993/02/28      14573.69                    16113.46
  1993/03/31      14428.76                    15943.14
  1993/04/30      14530.33                    16104.01
  1993/05/31      14591.59                    16194.51
  1993/06/30      14745.82                    16464.80
  1993/07/31      14762.51                    16486.37
  1993/08/31      15034.62                    16829.62
  1993/09/30      15190.26                    17021.31
  1993/10/31      15204.30                    17054.16
  1993/11/30      15085.56                    16903.91
  1993/12/31      15343.55                    17260.75
  1994/01/31      15486.31                    17457.87
  1994/02/28      15098.99                    17005.71
  1994/03/31      14507.99                    16313.24
  1994/04/30      14636.73                    16451.57
  1994/05/31      14768.28                    16594.21
  1994/06/30      14661.34                    16492.82
  1994/07/31      14851.33                    16795.13
  1994/08/31      14894.60                    16853.24
  1994/09/30      14702.33                    16605.84
  1994/10/31      14483.24                    16310.92
  1994/11/30      14156.97                    16016.02
  1994/12/31      14404.15                    16368.53
  1995/01/31      14756.41                    16836.34
  1995/02/28      15122.36                    17325.94
  1995/03/31      15278.20                    17525.02
  1995/04/30      15263.64                    17545.70
  1995/05/31      15602.58                    18105.58
  1995/06/30      15508.47                    17948.06
  1995/07/31      15614.63                    18118.21
  1995/08/31      15800.85                    18347.95
  1995/09/30      15892.51                    18464.09
  1995/10/31      16052.09                    18732.56
  1995/11/30      16226.61                    19043.33
  1995/12/31      16310.57                    19226.34
  1996/01/31      16427.41                    19371.50
  1996/02/29      16364.80                    19240.74
  1996/03/31      16179.21                    18994.84
  1996/04/30      16135.14                    18941.09
  1996/05/31      16108.68                    18933.51
  1996/06/30      16240.94                    19139.70
  1996/07/31      16358.94                    19313.87
  1996/08/31      16347.91                    19309.23
  1996/09/30      16481.79                    19579.56
  1996/10/31      16632.83                    19801.01
  1996/11/30      16911.46                    20163.36
  1996/12/31      16838.48                    20078.68
  1997/01/31      16877.41                    20116.63
  1997/02/28      17007.52                    20301.30
  1997/03/31      16796.74                    20030.68
  1997/04/30      16914.42                    20198.34
  1997/05/31      17083.54                    20502.12
  1997/06/30      17251.45                    20720.47
  1997/07/31      17653.93                    21294.43
  1997/08/31      17507.23                    21094.90
  1997/09/30      17693.28                    21345.29
  1997/10/31      17764.41                    21482.54
  1997/11/30      17848.04                    21608.86
  1997/12/31      18052.86                    21924.13
  1998/01/31      18188.99                    22150.39
  1998/02/28      18167.31                    22157.04
  1998/03/31      18183.76                    22176.53
  1998/04/30      18098.76                    22076.52
  1998/05/29      18322.64                    22425.99
IMATRL PRASUN   SHR__CHT 19980531 19980605 160236 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class C on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have been $18,323 - an 83.23% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,426 - a 124.26% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 SIX MONTHS  NOVEMBER 3, 1997
                 ENDED       (COMMENCEMENT
                 MAY 31,     OF SALE OF
                             CLASS C SHARES) TO
                             NOVEMBER 30,

                 1998        1997

DIVIDEND RETURN  1.72%       0.25%

CAPITAL RETURN   0.94%       0.38%

TOTAL RETURN     2.66%       0.63%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED MAY 31, 1998              PAST 1       PAST 6        LIFE OF
                                        MONTH        MONTHS        CLASS

DIVIDENDS PER SHARE                     3.06(CENTS)  17.95(CENTS)  20.62(CENTS)

ANNUALIZED DIVIDEND RATE                3.40%        3.38%         3.42%

30-DAY ANNUALIZED YIELD                 N/A          -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  N/A          -             -


DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average net asset value of $10.60 over the past one month, $10.64 over the past six months and $10.54 over the life of the class. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. Yield information will be reported once Class C has a longer, more stable, operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Investor sentiment, shifting supply
and demand conditions, and
volatility in Asia played key roles
in the municipal bond market during
the six months that ended May 31,
1998. During this period, the
Lehman Brothers Municipal Bond
Index - a measure of the municipal
bond market - returned 3.78%. To
compare, the Lehman Brothers
Aggregate Bond Index - a
measure of the investment-grade
taxable bond market in the U.S. -
returned 4.09%. In late 1997,
volatility in Asia helped prop up the
muni bond market. Investors felt that
currency devaluations in that region
would translate into cheaper prices
for Asian goods and help control
the inflation that can eat into bonds'
fixed payments. Since the beginning
of 1998, though, muni bond supply
increased as many issuers took
advantage of lower interest rates
to refinance their debt at lower rates.
That, combined with softening
demand, dampened the
performance of muni bonds in early
1998. On top of that, the municipal
bond market experienced
extremely heavy issuance in March
and April, as issuers rushed to
market before the largest deal in
municipal market history took place
in May - a $3.5 billion issuance
by Long Island Power Authority. This
heavy supply, coupled with only
intermittent demand, put
downward pressure on municipal
bonds in April. Renewed fears of
economic and political dislocation in
Asia attracted investors to all sectors
of the bond market in May, but,
overall, municipals lagged taxable
issues through the first five months
of 1998.
NOTE TO SHAREHOLDERS: Norm Lind became Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund on January 31, 1998.
Q. HOW DID THE FUND PERFORM, NORM?
A. For the six-month period that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares had total returns of 2.91%, 2.96%, 2.62%, and 2.66%, respectively. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 3.03% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 3.44% for the same six-month period. For the 12-month period that ended May 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 8.02%, 7.81%, 7.22% and 7.25%, respectively. That compared to the 7.35% return of the intermediate municipal debt funds average and the 8.28% return of the Lehman Brothers 1-17 Year Municipal Bond Index over the same one-year period.
Q. YOU HAVE BEEN ON THE FUND FOR ABOUT FOUR MONTHS NOW. HAVE YOU MADE ANY STRATEGIC CHANGES SINCE TAKING OVER?
A. No. I've managed the fund much in the same fashion as the previous manager. We share a similar investment style that focuses on finding bonds at prices Fidelity identifies as being below their fair value when one of their characteristics - be it maturity, issuer, credit quality or another factor - temporarily falls out of favor. Any changes I've made since taking over are a result of opportunities that presented themselves.
Q. WHAT SECURITIES CONTRIBUTED MOST TO THE FUND'S PERFORMANCE?
A. Bonds rated Baa - 11.4% of the fund's investments at the end of the period - were strong performers. Faced with falling interest rates, yield-hungry investors increasingly sought these bonds because they offered a slight yield advantage over higher-quality bonds. What's more, there was a very small supply of these bonds during the period. Strong demand pushed up against low supply and boosted the prices of most Baa-rated bonds. That said, the fund's stake in higher-rated bonds accounted for the majority of investments. That's because the yield advantage offered by Baa-rated bonds over the top-rated Aaa bonds was too small in my opinion. I felt that the slight amount of additional income offered by Baa-rated bonds wasn't adequate to cover the extra risk they carried. My concern was that if the spread - the difference in yield between Aaa-rated and Baa-rated bonds - were to grow as the result of an economic downturn or another reason, the Baa-rated bonds would suffer price losses that would more than overwhelm their income advantage.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Yes, bonds sensitive to being prepaid before maturity lagged the overall municipal market. For example, housing bonds experienced increased prepayment activity when interest rates fell, because mortgage borrowers refinanced their debt in order to lower their interest costs. While prepayment is good for the borrower, it can be bad for housing bond holders because it can force them to reinvest at lower interest rates.
Q. HOW DID YOU ALLOCATE THE FUND'S INVESTMENTS ACROSS BONDS WITH VARIOUS MATURITIES?
A. I kept the fund focused on bonds with maturities of between five and 12 years. I did that because the intermediate yield curve - which is a graphical representation of the yield of intermediate-term municipal bonds by ascending maturity dates - was relatively flat beyond 12 years. Up to about a 12-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. It is this additional income that compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities of 12 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds.
Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET AND THE FUND?
A. The direction of interest rates will be the primary determinant of municipal performance, and it's anybody's guess where they will be six months or a year from now. Municipals may be in for a fairly strong period as they play catch-up to the U.S. Treasury market that has so far outpaced them this year. As far as the fund is concerned, I'll continue to emphasize bonds that I think offer good value given their yields and their risk. For example, I'm comfortable sticking with a fairly large weighting in high-quality bonds for the time being, because I feel that lower-quality securities currently do not offer enough additional yield given their risks.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
NORM LIND ON THE FUND'S
BENCHMARK INDEX AND ITS ROLE
IN MANAGING THE FUND:
"THE LEHMAN BROTHERS 1-17 YEAR
MUNICIPAL BOND INDEX PLAYS AN
IMPORTANT ROLE IN THE MANAGEMENT
OF THE FUND. IT'S THE FUND'S
BENCHMARK INDEX AND INCLUDES
MOST OF THE UNIVERSE OF
INVESTMENT-GRADE MUNICIPAL
BONDS WITH MATURITIES OF BETWEEN
ONE AND 17 YEARS. I USE THE INDEX AS
A STARTING POINT FOR MY INVESTMENT
DECISIONS, MANAGING THE FUND TO BE
GENERALLY AS SENSITIVE TO CHANGES IN
INTEREST RATES AS THE INDEX. IN
ADDITION, I REFER TO THE INDEX WHEN
DECIDING HOW TO ALLOCATE ASSETS
AMONG DIFFERENT MATURITIES AND
MARKET SECTORS BASED ON MY VIEW OF
THE RELATIVE VALUE OF EACH MATURITY
OR SECTOR."
(SOLID BULLET) GENERAL OBLIGATION BONDS (GOS)
MADE UP ABOUT 23% OF THE FUND'S
INVESTMENTS AND WERE ITS LARGEST
SECTOR CONCENTRATION AT THE END OF
THE PERIOD. A GO IS BACKED BY THE
FULL FAITH AND CREDIT - WHICH
INCLUDES THE TAXING POWER - OF A
CITY, COUNTY, STATE OR OTHER ISSUER,
AND IS REPAID WITH GENERAL REVENUE
INCLUDING TAXES.
FUND FACTS
GOAL: TO PROVIDE HIGH CURRENT
INCOME EXEMPT FROM FEDERAL
INCOME TAX BY INVESTING
NORMALLY IN INVESTMENT-GRADE
MUNICIPAL SECURITIES
START DATE: SEPTEMBER 19, 1985
SIZE: AS OF MAY 31, 1998,
MORE THAN $77 MILLION
MANAGER: NORM LIND, SINCE
1998; JOINED FIDELITY IN 1986
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE STATES AS OF MAY 31, 1998
               % OF FUND'S   % OF FUND'S INVESTMENTS
               INVESTMENTS   IN THESE STATES
                             6 MONTHS AGO

CALIFORNIA     16.7          15.9

NEW YORK       8.9           11.1

TEXAS          7.6           6.7

MASSACHUSETTS  6.6           7.6

NEW MEXICO     4.8           5.7

TOP FIVE SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE SECTORS
                                  6 MONTHS AGO

GENERAL OBLIGATION  22.8          28.9

EDUCATION           21.7          20.3

ELECTRIC REVENUE    16.2          16.7

HEALTH CARE         9.3           6.9

TRANSPORTATION      6.4           6.2

AVERAGE YEARS TO MATURITY AS OF MAY 31, 1998
                                                6 MONTHS AGO

YEARS  6.6                                      7.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF MAY 31, 1998
                                                6 MONTHS AGO

YEARS  5.3                                      5.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF MAY 31, 1998 AS OF NOVEMBER 30, 1997
AAA 47.2%
AA, A 35.0%
BAA 11.4%
SHORT-TERM
INVESTMENTS 6.4%
AAA 44.3%
AA, A 35.5%
BAA 16.2%
SHORT-TERM
INVESTMENTS 4.0%
ROW: 1, COL: 1, VALUE: 47.2
ROW: 1, COL: 2, VALUE: 35.0
ROW: 1, COL: 3, VALUE: 11.4
ROW: 1, COL: 4, VALUE: 6.4
ROW: 1, COL: 1, VALUE: 44.3
ROW: 1, COL: 2, VALUE: 35.5
ROW: 1, COL: 3, VALUE: 16.2
ROW: 1, COL: 4, VALUE: 4.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 93.6%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALASKA - 3.5%
Alaska Student Loan Corp. Student Loan Rev. Series A,
5% 7/1/03 (AMBAC Insured) (e)   $ 300,000 $ 306,903
North Slope Borough Gen. Oblig. (Cap. Appreciation)
Series B, 0% 1/1/03 (MBIA Insured)    3,000,000  2,444,400
  2,751,303
ARKANSAS - 1.1%
Arkansas College Savings Gen. Oblig.
(Cap. Appreciation) Series A, 0% 6/1/02    1,000,000  845,360
CALIFORNIA - 16.7%
California Edl. Facs. Auth. Rev. Rfdg. (Chapman Univ.)
5.375% 10/1/16 (Connie Lee Insured)    225,000  230,348
California Health Facs. Fing. Auth. Rev. (Casa de las
Campanas) Series A, 5.375% 8/1/09     2,275,000  2,359,516
California Hsg. Fin. Agcy. Rev. (Home Mtg.) Series R,
5.35% 8/1/07 (MBIA Insured) (e)    1,000,000  1,052,980
California Poll. Cont. Fing. Auth. Resource
Recovery Rev. (Waste Mgmt., Inc.)
Series A, 7.15% 2/1/11 (e)    500,000  542,725
California Pub. Wks. Board Lease Rev. Rfdg.
(Dept. of Corrections State Prison, Monterey County
Soledad II) Series D, 5.375% 11/1/14    500,000  515,245
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purchase) Series A,
4.45% 8/1/01 (MBIA Insured)    2,000,000  2,027,560
Central Valley Fing. Auth. Rev.
(Carson Ice-Generation Proj.) 5% 7/1/98    1,000,000  1,000,740
Long Beach Hbr. Rev. Rfdg. Series A,
5.50% 5/15/07 (FGIC Insured) (e)    250,000  268,123
Los Angeles County Ctfs. of Prtn. (Disney Parking Proj.)
(Cap. Appreciation) 0% 9/1/04    970,000  723,203
Los Angeles Unified School Dist. Series A,
6% 7/1/11 (FGIC Insured)    250,000  282,995
Sacramento Muni. Util. Dist. Elec. Rev.
5.45% 11/15/08 (FGIC Insured) (a)    1,000,000  1,062,190
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/02    1,000,000  1,057,840
 6.50% 7/1/08    300,000  333,240
San Bernadino County Ctfs. of Prtn. Rfdg.
(Med. Ctr. Fing. Proj.) 5.25% 8/1/04    500,000  515,250
West Covina Ctfs. of Prtn.
(Queen of The Valley Hosp.) 6.50% 8/15/09
(Pre-Refunded to 8/15/04 @102) (f)    1,000,000  1,139,780
  13,111,735
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
COLORADO - 1.7%
Arapaho County Cap. Impt. Tr. Fed. Hwy. Rev.
(Cap. Appreciation) Series C, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.8626) (f)   $ 3,620,000 $ 547,091
Colorado Health Facs. Auth. Rev. Rfdg.
(Rocky Mountain Adventist) 6.25% 2/1/04    500,000  529,700
Denver City & County Arpt. Rev. Series A,
6.90% 11/15/98 (e)    250,000  253,245
  1,330,036
DISTRICT OF COLUMBIA - 2.0%
District of Columbia Gen. Oblig. Rfdg.
Series B-1, 5.40% 6/1/06 (AMBAC Insured)    1,000,000  1,051,070
District of Columbia Redev. Land Agcy.
Spl. Tax Rev. (Washington D.C.
Sports Arena) 5.40% 11/1/00    500,000  511,065
  1,562,135
FLORIDA - 2.4%
Broward County Resource Recovery Rev.
(SES Broward Co. LP South Proj.) 7.95% 12/1/08   480,000  517,656
Dade County Aviation Rev. Rfdg. (Miami Int'l. Arpt.)
Series A, 5.25 10/1/01 (FSA Insured) (e)    500,000  515,955
Florida State Div. Board Fin. Dep. Gen. Svcs. Revs.
5.75% 7/1/05 (FGIC Insured)    250,000  271,438
Jacksonville Port Auth. Rev. Rfdg. (Port Facs.)
5.75% 11/1/09 (MBIA Insured) (e)    500,000  546,270
  1,851,319
GEORGIA - 2.2%
Georgia Gen. Oblig. Rfdg. Series A, 6.25% 3/1/06   1,000,000
1,123,160
Monroe County Dev. Auth. Poll. Cont. Rev. Rfdg.
(Oglethorpe Pwr. Scherer Corp.) Series A,
6.60% 1/1/07    500,000  570,330
  1,693,490
HAWAII - 0.3%
Honolulu City and County Rfdg. Series C,
5.50% 11/1/04 (FGIC Insured)    250,000  266,763
ILLINOIS - 2.0%
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09
(MBIA Insured) (e)    300,000  326,898
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.) (Cap. Appreciation):
 Series A, 0% 6/15/09 (FGIC Insured)    500,000  298,530
  0% 6/15/00 (AMBAC Insured)    1,000,000  921,700
  1,547,128
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
IOWA - 1.3%
Iowa Student Loan Liquidity Corp. Student Loan Rev.
Series A, 6.35% 3/1/01   $ 1,000,000 $ 1,048,220
KANSAS - 1.8%
Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity - Leavenworth Health Svc. Co.)
5.25% 12/1/09 (MBIA Insured)    1,385,000  1,452,934
LOUISIANA - 2.4%
Louisiana Pub. Facs. Auth. Rev. Rfdg. (Student Loan) Sr.
Series A-1, 6.20% 3/1/01    1,825,000  1,906,486
MAINE - 1.3%
Maine Edl. Loan Marketing Corp Student Loan Rev.
Series A-4, 5.45% 11/1/99 (e)    1,000,000  1,020,620
MASSACHUSETTS - 6.6%
Boston Rev. (Boston City Hosp.)
Series A, 7.625% 2/15/21 (FHA Guaranteed)
(Pre-Refunded to 8/15/00 @ 102) (f)    250,000  273,855
Massachusetts Gen. Oblig. Rfdg.
Series A, 5.50% 2/1/11    250,000  261,868
Massachusetts Health & Edl. Facs. Auth. Rev. Rfdg.
(Fairview Extended Care) Series B, 4.55% 7/15/02
(MBIA Insured) LOC BankBoston NA    700,000  700,000
Massachusetts Ind. Fin. Agcy. Rev. (Cap. Appreciation)
(Massachusetts Biomedical Research)
Series A-1, 0% 8/1/02    1,600,000  1,340,032
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)    600,000  604,926
New England Ed. Loan Marketing Corp. Student
Loan Rev. Rfdg. Series B, 5.40% 6/1/00    1,950,000  1,993,563
  5,174,244
MICHIGAN - 1.2%
Jackson County Hosp. Fin. Auth. Hosp. Rev. Rfdg.
(W.A. Foote Mem. Hosp.) Series A,
4.75% 6/1/15 (FGIC Insured)    750,000  712,088
Michigan Hosp. Fin. Auth. Rev. Rfdg.
(Mercy Health Services) Series S, 5.75% 8/15/05   200,000  214,836
  926,924
MINNESOTA - 0.5%
Minneapolis Gen. Oblig. (Cap. Appreciation)
Series B, 0% 12/1/02    200,000  166,254
Minnesota Higher Ed. Facs. Auth. Rev.
(Macalester College) Series 4-C, 5.50% 3/1/12    200,000  208,304
  374,558
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MONTANA - 1.6%
Montana Higher Ed. Student Assistance Corp.
Student Loan Rev. Series B, 6.60% 12/1/99 (e)   $ 1,230,000 $
1,273,948
NEVADA - 0.7%
Clark County School Dist. Series A, 9.75% 6/1/01
(MBIA Insured)    500,000  579,915
NEW JERSEY - 1.5%
New Jersey Econ. Dev. Auth. Market Transition Facs.
Rev. (Sr. Lien) Series A, 7% 7/1/04 (MBIA Insured)   1,000,000
1,146,950
NEW MEXICO - 4.8%
Albuquerque Arpt. Rev. Rfdg.:
6.25% 7/1/00 (AMBAC Insured) (e)    250,000  260,540
 6.75% 7/1/09 (AMBAC Insured) (e)    450,000  528,372
New Mexico Edl. Assistance Foundation Student Loan
Rev. Sr. Series IV-A2, 6.65% 3/1/07     2,200,000  2,374,944
Rio Rancho Wtr. & Wastewtr. Sys. Rev.
Series A, 8% 5/15/04 (FSA Insured)    500,000  595,860
  3,759,716
NEW YORK - 8.9%
Buffalo Gen. Oblig. Rev. Rfdg. Series C,
5.25% 12/1/13 (FGIC Insured)    1,025,000  1,051,147
New York City Gen. Oblig. Series H, 5.50% 8/1/12   1,000,000
1,041,040
New York City Muni. Assistance Corp. Rfdg.
Series E, 6% 7/1/04    500,000  546,070
New York State Dorm. Auth. Rev.:
Rfdg. (State Univ. Edl. Facs.)
 Series A, 6.50% 5/15/04    500,000  556,015
 (City Univ. Sys. Consolidated):
 Series A, 5.75% 7/1/13    500,000  539,280
  Series C, 7.50% 7/1/10    500,000  617,315
New York State Local Gov't. Assistance Corp.:
Rfdg. Series A, 5.50% 4/1/04
 (AMBAC Insured)    100,000  106,208
 (Cap. Appreciation) Series A, 0% 4/1/08    1,000,000  637,090
New York State Thruway Auth.:
Hwy. & Bridge Trust Fund
 Series A, 5.80% 4/1/09    500,000  532,315
 Svc. Contract Rev. (Local Hwy. & Bridge):
 5.40% 4/1/03    250,000  260,990
  6% 4/1/03    200,000  213,966
New York State Urban Dev. Corp. Rev.:
Rfdg. (Correctional Facs.) 5.625% 1/1/07
 (AMBAC Insured)    300,000  320,520
 Series A, 5.50% 4/1/10 (MBIA Insured)    500,000  530,530
  6,952,486
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NORTH CAROLINA - 4.1%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Rfdg. Series B, 6% 1/1/06   $ 1,315,000 $ 1,413,415
 Rfdg. Series C, 5.50% 1/1/07    200,000  208,918
 Series A, 5.625% 1/1/03    500,000  520,500
North Carolina Muni. Pwr. Agcy. Rfdg. (Catawba Elec.):
5.75% 1/1/02    750,000  783,908
 5.90% 1/1/03    250,000  264,860
  3,191,601
OHIO - 1.0%
Ohio Bldg. Auth. State Facs. (Adult Correctional)
Series A, 5.95% 10/1/14 (MBIA Insured)    500,000  529,045
Ohio Tpk. Commission Tpk. Rev. Series A,
5.60% 2/15/12 (MBIA Insured)    250,000  264,038
  793,083
PENNSYLVANIA - 3.4%
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A, 5.75% 9/1/99    215,000  219,141
Pennsylvania Higher Edl. Facs. Auth. College & Univ.
Rev. Rfdg. (RIDC Reg'l. Growth - Carnegie Mellon
Univ. Proj.) 6% 11/1/04    1,270,000  1,391,933
Pennsylvania Hsg. Fin. Agcy. Rfdg. (Residential Dev.
Section 8) Series A, 7% 7/1/01    1,000,000  1,075,220
  2,686,294
RHODE ISLAND - 1.3%
Rhode Island Student Loan Auth. Student Loan Rev.
Rfdg. Series A, 6.55% 12/1/00    1,000,000  1,050,740
SOUTH CAROLINA - 3.0%
South Carolina Ed. Assistance Auth. Rev. Rfdg.
(Guaranteed Student Loan):
 Series A-2, 5.40% 9/1/02    1,250,000  1,307,100
  Series B, 5.70% 9/1/05 (e)    1,000,000  1,070,240
  2,377,340
TENNESSEE - 0.4%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A, 5.25% 2/15/01 (MBIA Insured) (e)    275,000  282,279
TEXAS - 7.6%
Austin Independent School Dist. School Bldg. 8.125%
8/1/01 (PSF Guaranteed) (Escrowed to Maturity) (f)   500,000  560,630
Brazos Higher Ed. Auth. Student Loan Rev. Rfdg.
Series A-1, 6.05% 12/1/01 (e)    435,000  456,289
Deer Park Independent School Dist. Rfdg. 0%
2/15/03 (PSF Guaranteed)    200,000  162,900
Hurst Euless Bedford Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 8/15/11
(PSF Guaranteed)    1,000,000  524,530
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TEXAS - CONTINUED
Irving Independent School Dist.
(Cap. Appreciation) 0% 2/15/00
(Permanent School Fund of Texas Guaranteed)   $ 250,000 $ 233,370
North East Independent School Dist. Rfdg.
(Cap. Appreciation) Series D, 0% 2/1/00    2,065,000  1,933,191
Northside Independent School Dist. School Bldg.
8.375% 2/1/00 (PSF Guaranteed)    500,000  534,605
San Antonio Gen. Oblig. Rfdg. (Gen. Impt.)
5.50% 8/1/02    125,000  131,518
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg.
(Texas Technical College) 6.25% 8/1/09
(MBIA Insured)    1,000,000  1,146,160
Univ. of Texas Permanent Univ. Fund 5% 7/1/10    250,000  256,048
  5,939,241
UTAH - 3.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Rfdg.:
 (Cap. Appreciation) Series B,
  0% 7/1/00 (MBIA Insured)    500,000  460,030
  Series A, 6.50% 7/1/08 (AMBAC Insured)    250,000  288,950
  Series D, 5% 7/1/21 (MBIA Insured)    200,000  196,780
 (Cap. Appreciation) Series A,
 0% 7/1/06 (MBIA Insured)    2,860,000  1,983,380
  2,929,140
VIRGINIA - 0.6%
Virginia Pub. Bldg. Auth. Pub. Facs. Rev. Rfdg.
Series A, 5% 8/1/05    475,000  495,277
WASHINGTON - 4.0%
Washington Pub. Pwr. Supply Sys.:
(Nuclear Proj. #2) Rev.:
 Rfdg. Series C,  7.50% 7/1/03
  (Pre-Refunded to 1/1/01 @ 102) (f)    525,000  577,673
  5.40% 7/1/12 (b)    2,000,000  2,083,300
 (Nuclear Proj. #3) Rev. Rfdg.
 Series C, 5.10% 7/1/07    500,000  516,234
  3,177,207
TOTAL MUNICIPAL BONDS
(Cost $70,735,430)   73,498,472
CASH EQUIVALENTS - 6.4%
  SHARES
Municipal Central Cash Fund (c)(d)
(Cost $5,053,667)    5,053,667  5,053,667
TOTAL INVESTMENTS - 100%
(Cost $75,789,097)  $ 78,552,139
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
23 Municipal Bond Contracts   Sept. 98 $ 2,840,500 $ (857)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 3.6%
LEGEND
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $93,749.
(c) Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(d) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.89%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 74.1% AAA, AA, A 65.7%
Baa 8.3% BBB  12.1%
Ba 0.0% BB  0.7%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   22.8%
Education   21.7
Electric Revenue   16.2
Health Care   9.3
Transportation    6.4
Housing    5.3
Others (individually less than 5%)   18.3
TOTAL   100.0%
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $75,789,097. Net unrealized appreciation aggregated $2,763,042, all of which related to appreciated investment securities.
At November 30, 1997, the fund was required to defer approximately $113,000 of losses on futures contracts.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                              MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $75,789,097) -                  $ 78,552,139
SEE ACCOMPANYING SCHEDULE

CASH                                                                      205

RECEIVABLE FOR INVESTMENTS SOLD                                           443,014

RECEIVABLE FOR FUND SHARES SOLD                                           112,743

INTEREST RECEIVABLE                                                       1,048,188

OTHER RECEIVABLES                                                         911

PREPAID EXPENSES                                                          6,265

 TOTAL ASSETS                                                             80,163,465

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 2,352,702

PAYABLE FOR FUND SHARES REDEEMED                             180,336

DISTRIBUTIONS PAYABLE                                        77,067

ACCRUED MANAGEMENT FEE                                       18,007

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS             1,344

OTHER PAYABLES AND ACCRUED EXPENSES                          53,813

 TOTAL LIABILITIES                                                        2,683,269

NET ASSETS                                                               $ 77,480,196

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 74,540,888

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     177,123
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 2,762,185

NET ASSETS                                                               $ 77,480,196


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                           $10.65
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE ($1,228,817 (DIVIDED BY) 115,362 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.25 OF $10.65)          $11.06

CLASS T:                                                        $10.65
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE ($60,862,093 (DIVIDED BY) 5,713,822 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.25 OF $10.65)          $10.95

CLASS B:                                                        $10.65
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE ($8,348,118 (DIVIDED BY) 783,891 SHARES) A

CLASS C:                                                        $10.66
NET ASSET VALUE, AND OFFERING PRICE PER
 SHARE ($369,673 (DIVIDED BY) 34,688 SHARES) A

INSTITUTIONAL CLASS:                                            $10.65
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE ($6,671,495 (DIVIDED BY) 626,414 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                       SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INTEREST INCOME                                                      $ 1,593,328

EXPENSES

MANAGEMENT FEE                                            $ 119,547

TRANSFER AGENT FEES                                        52,428

DISTRIBUTION FEES                                          97,041

ACCOUNTING FEES AND EXPENSES                               31,451

NON-INTERESTED TRUSTEES' COMPENSATION                      139

CUSTODIAN FEES AND EXPENSES                                3,002

REGISTRATION FEES                                          54,165

AUDIT                                                      22,237

LEGAL                                                      143

MISCELLANEOUS                                              371

 TOTAL EXPENSES BEFORE REDUCTIONS                          380,524

 EXPENSE REDUCTIONS                                        (50,794)   329,730

NET INTEREST INCOME                                                   1,263,598

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     354,824

 FUTURES CONTRACTS                                         (598)      354,226

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     197,563

 FUTURES CONTRACTS                                         (17,359)   180,204

NET GAIN (LOSS)                                                       534,430

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 1,798,028
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        MAY 31, 1998       NOVEMBER 30,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 1,263,598        $ 2,794,353
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                354,226            875,029

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    180,204            192,183

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         1,798,028          3,861,565
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (1,263,598)        (2,794,353)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                  (172,795)          (6,721)

 TOTAL DISTRIBUTIONS                                     (1,436,393)        (2,801,074)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             13,820,168         (8,495,226)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                14,181,803         (7,434,735)

NET ASSETS

 BEGINNING OF PERIOD                                     63,298,393         70,733,128

 END OF PERIOD                                          $ 77,480,196       $ 63,298,393




FINANCIAL HIGHLIGHTS - CLASS A
                                                     SIX MONTHS ENDED  YEARS ENDED NOVEMBER 30,
                                                     MAY 31, 1998

                                                     (UNAUDITED)       1997      1996 D
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.600          $ 10.410  $ 10.160

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .225              .459      .113

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .080              .191      .250

 TOTAL FROM INVESTMENT OPERATIONS                     .305              .650      .363

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.225)            (.459)    (.113)

 FROM NET REALIZED GAIN                               (.030)            (.001)    -

 TOTAL DISTRIBUTIONS                                  (.255)            (.460)    (.113)

NET ASSET VALUE, END OF PERIOD                       $ 10.650          $ 10.600  $ 10.410

TOTAL RETURN B, C                                     2.91%             6.42%     3.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 1,229           $ 442     $ 103

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% A, E         .90% E    .90% A, E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    4.26% A           4.37%     4.60% A

PORTFOLIO TURNOVER RATE                               23% A, F          18%       35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).



FINANCIAL HIGHLIGHTS - CLASS T
                              SIX MONTHS ENDED            YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                             (UNAUDITED)        1997      1996      1995      1994 F    1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.590          $ 10.410  $ 10.380  $ 9.400   $ 10.460  $ 11.080
BEGINNING OF
PERIOD

INCOME FROM INVEST-
MENT OPERATIONS

 NET INTEREST                  .220              .449      .461      .451      .455      .508
 INCOME

 NET REALIZED AND              .090              .181      .030      .980      (1.040)   .260
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVEST-            .310              .630      .491      1.431     (.585)    .768
 MENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.220)            (.449)    (.461)    (.451)    (.455)    (.508)
 INCOME

 FROM NET REALIZED             (.030)            (.001)    -         -         -         (.880)
 GAIN

 IN EXCESS OF NET              -                 -         -         -         (.020)    -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.250)            (.450)    (.461)    (.451)    (.475)    (1.388)

NET ASSET VALUE, END          $ 10.650          $ 10.590  $ 10.410  $ 10.380  $ 9.400   $ 10.460
OF PERIOD

TOTAL RETURN B, C              2.96%             6.21%     4.89%     15.49%    (5.78)%   7.72%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 60,862          $ 48,830  $ 56,729  $ 62,852  $ 57,382  $ 39,800
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           1.00% A, D       1.00% D   1.00% D   .94% D    .90% D    .90% D
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.15% A          4.32%     4.42%     4.56%     4.49%     4.76%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        23% A, E         18%       35%       53%       53%       46%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


FINANCIAL HIGHLIGHTS - CLASS B
                                  SIX MONTHS ENDED       YEARS ENDED NOVEMBER 30,
                                  MAY 31, 1998

                                 (UNAUDITED)        1997      1996      1995      1994 D
SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 10.590          $ 10.410  $ 10.380  $ 9.400   $ 9.890
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME               .186              .382      .394      .373      .155

 NET REALIZED AND UNREALIZED       .090              .181      .030      .980      (.490)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .276              .563      .424      1.353     (.335)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME          (.186)            (.382)    (.394)    (.373)    (.155)

 FROM NET REALIZED GAIN            (.030)            (.001)    -         -         -

 TOTAL DISTRIBUTIONS               (.216)            (.383)    (.394)    (.373)    (.155)

NET ASSET VALUE, END OF PERIOD    $ 10.650          $ 10.590  $ 10.410  $ 10.380  $ 9.400

TOTAL RETURN B, C                  2.62%             5.54%     4.21%     14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 8,348           $ 7,917   $ 7,445   $ 6,226   $ 1,682
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       1.65% A, E        1.65% E   1.66% E   1.68% E   1.65% A, E
NET ASSETS

RATIO OF NET INTEREST INCOME TO    3.51% A           3.67%     3.76%     3.71%     3.74% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            23% A, F          18%       35%       53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS C
                                                     SIX MONTHS ENDED   YEAR ENDED
                                                     MAY 31, 1998       NOVEMBER 30,

                                                     (UNAUDITED)        1997 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.590           $ 10.550

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .180              .027

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .100              .040

 TOTAL FROM INVESTMENT OPERATIONS                     .280              .067

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.180)            (.027)

 FROM NET REALIZED GAIN                               (.030)            -

 TOTAL DISTRIBUTIONS                                  (.210)            (.027)

NET ASSET VALUE, END OF PERIOD                       $ 10.660          $ 10.590

TOTAL RETURN B, C                                     2.66%             0.63%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 370             $ 13

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.75% A, E        1.75% A, E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.35% A           3.33% A

PORTFOLIO TURNOVER RATE                               23% A, F          18%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C
SHARES) TO NOVEMBER 30, 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).




FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                              SIX MONTHS ENDED           YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                             (UNAUDITED)        1997      1996      1995      1994 G    1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.590          $ 10.410  $ 10.360  $ 9.410   $ 10.460  $ 11.080
BEGINNING OF
PERIOD

INCOME FROM INVEST-
MENT OPERATIONS

 NET INTEREST INCOME           .234              .475      .487      .477      .481      .536

 NET REALIZED AND              .090              .181      .050      .950      (1.030)   .260
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVEST-            .324              .656      .537      1.427     (.549)    .796
 MENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.234)            (.475)    (.487)    (.477)    (.481)    (.536)
 INCOME

 FROM NET REALIZED             (.030)            (.001)    -         -         -         (.880)
 GAIN

 IN EXCESS OF NET              -                 -         -         -         (.020)    -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.264)            (.476)    (.487)    (.477)    (.501)    (1.416)

NET ASSET VALUE, END          $ 10.650          $ 10.590  $ 10.410  $ 10.360  $ 9.410   $ 10.460
OF PERIOD

TOTAL RETURN B, C              3.08%             6.48%     5.36%     15.44%    (5.43)%   8.01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 6,671           $ 6,098   $ 6,455   $ 11,085  $ 11,702  $ 15,076
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .75% A, D         .75% D    .75% D    .70% D    .65% D    .65% D
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .75% A            .75%      .74% E    .70%      .65%      .65%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          4.41% A           4.57%     4.68%     4.96%     4.75%     5.01%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        23% A, F          18%       35%       53%       53%       46%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).
G EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series VI (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, capital loss carryforwards and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements. WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $6,984,416 and $10,517,118, respectively.
The market value of futures contracts opened and closed during the period amounted to $11,132,184 and $9,498,111, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks, and other financial institutions for the distribution of each class of shares and providing shareholder support
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO   RETAINED BY
          FDC       FDC

CLASS A   $ 404     $ -

CLASS T    59,370    1,188

CLASS B    36,435    26,315

CLASS C    832       832

          $ 97,041  $ 28,335

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A               $ 129

CLASS T                4,874

CLASS B                1,348

CLASS C                422

INSTITUTIONAL CLASS    -

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
           PAID TO   RETAINED BY
           FDC       FDC

CLASS A    $ 4,933   $ 1,892

CLASS T     10,460    2,287

CLASS B     4,389     4,389*

CLASS C     8,991     8,991*

           $ 28,773  $ 17,559

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:
                       AMOUNT    % OF
                                 AVERAGE
                                 NET ASSETS*

CLASS A                $ 813     .30

CLASS T                 39,764   .17

CLASS B                 6,673    .17

CLASS C                 426      .51

INSTITUTIONAL CLASS     4,752    .17

                       $ 52,428

*   ANNUALIZED
UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 6,382

CLASS T               .90%          9,086

CLASS B               1.65%         9,105

CLASS C               1.75%         17,089

INSTITUTIONAL CLASS   .75%          9,132

                                   $ 50,794

Effective May 29, 1998, Class T's expense limitation was changed from 1.00% to .90% of Class T's average net assets.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS ENDED   YEAR ENDED
                            MAY 31,            NOVEMBER 30,

                            1998               1997A

FROM NET INVESTMENT INCOME

CLASS A                     $ 11,472           $ 15,189

CLASS T                      981,526            2,195,690

CLASS B                      141,546            274,703

CLASS C                      2,787              26

INSTITUTIONAL CLASS          126,267            308,745

TOTAL                       $ 1,263,598        $ 2,794,353

FROM NET REALIZED GAIN

CLASS A                     $ 1,246            $ 24

CLASS T                      136,882            5,310

CLASS B                      22,913             767

CLASS C                      35                 -

INSTITUTIONAL CLASS          11,719             620

TOTAL                       $ 172,795          $ 6,721

                            $ 1,436,393        $ 2,801,074

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                MAY 31,            NOVEMBER 30,  MAY 31,            NOVEMBER 30,

                                1998               1997A         1998               1997A

CLASS A                          28,822             37,401       $ 307,193          $ 388,486
SHARES SOLD

ISSUED IN EXCHANGE FOR THE       52,153             -             554,907            -
SHARES OF FIDELITY ADVISOR
SHORT-INTERMEDIATE MUNICIPAL
INCOME FUND CLASS A

REINVESTMENT OF DISTRIBUTIONS    1,078              1,437         11,474             14,999

SHARES REDEEMED                  (8,370)            (7,082)       (89,163)           (74,532)

NET INCREASE (DECREASE)          73,683             31,756       $ 784,411          $ 328,953

CLASS T                          424,442            1,237,934    $ 4,514,787        $ 12,868,543
SHARES SOLD

ISSUED IN EXCHANGE FOR THE       1,639,675          -             17,446,147         -
SHARES OF FIDELITY ADVISOR
SHORT-INTERMEDIATE MUNICIPAL
INCOME FUND CLASS T

REINVESTMENT OF DISTRIBUTIONS    76,390             150,942       813,040            1,571,556

SHARES REDEEMED                  (1,036,129)        (2,228,549)   (11,019,711)       (23,132,793)

NET INCREASE (DECREASE)          1,104,378          (839,673)    $ 11,754,263       $ (8,692,694)

CLASS B                          110,559            162,293      $ 1,175,045        $ 1,686,065
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    10,231             17,600        108,882            183,295

SHARES REDEEMED                  (84,488)           (147,606)     (899,934)          (1,530,078)

NET INCREASE (DECREASE)          36,302             32,287       $ 383,993          $ 339,282

CLASS C                          33,737             1,185        $ 359,951          $ 12,505
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    241                2             2,564              25

SHARES REDEEMED                  (477)              -             (5,071)            -

NET INCREASE (DECREASE)          33,501             1,187        $ 357,444          $ 12,530

INSTITUTIONAL CLASS              305,258            221,521      $ 3,252,663        $ 2,293,637
SHARES SOLD

ISSUED IN EXCHANGE FOR THE       41,426             -             440,774            -
SHARES OF FIDELITY ADVISOR
SHORT-INTERMEDIATE MUNICIPAL
INCOME FUND INSTITUTIONAL
CLASS

REINVESTMENT OF DISTRIBUTIONS    2,372              5,385         25,240             55,968



SHARES REDEEMED            (298,385)   (271,323)   (3,178,620)   (2,832,902)

NET INCREASE (DECREASE)    50,671      (44,417)   $ 540,057     $ (483,297)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 6,077

CLASS T                12,634

CLASS B                9,346

CLASS C                16,805

INSTITUTIONAL CLASS    9,303

                      $ 54,165

9. MERGER INFORMATION.
On May 28, 1998, Class A, Class T, and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short-Intermediate Class A, Class T, and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Short-Intermediate Municipal Income Fund on May 4, 1998. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
Class A's acquisition of Fidelity Advisor Short-Intermediate Class A was accomplished by an exchange of 52,153 shares of Class A for 54,832 shares then outstanding of Fidelity Advisor Short-Intermediate Class A (each valued at $10.12). Class T's acquisition of Fidelity Advisor Short-Intermediate Class T was accomplished by an exchange of 1,639,675 shares of Class T for 1,722,226 shares then outstanding of Fidelity Advisor Short-Intermediate Class T (each valued at $10.13). Institutional Class' acquisition of Fidelity Advisor Short-Intermediate Institutional Class was accomplished by an exchange of 41,426 shares of Institutional Class for 43,512 shares then outstanding of Fidelity Advisor Short-Intermediate Institutional Class (each valued at $10.13).
Fidelity Advisor Short-Intermediate Municipal Income Fund's net assets, including $276,190 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $77,174,506.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Thomas D. Maher, Assistant Vice President
Norman U. Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7    THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  18   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 27   NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1998                   PAST 6  PAST 1  PAST 5  PAST 10
                                             MONTHS  YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - INST CL  3.08%   8.08%   30.82%  91.02%

LB 1-17 YEAR MUNICIPAL BOND                  3.44%   8.28%   N/A     N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE    3.03%   7.35%   31.22%  96.70%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index
- a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years.
To measure how Institutional Class' performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 151 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                   PAST 1  PAST 5  PAST 10
                                             YEAR    YEARS   YEARS

FIDELITY ADV INT MUNICIPAL INCOME - INST CL  8.08%   5.52%   6.69%

LB 1-17 YEAR MUNICIPAL BOND                  8.28%   N/A     N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE    7.35%   5.58%   6.98%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             FA Int Muni Inc -CL I       LB Municipal Bond
             00089                       LB015
  1988/05/31      10000.00                    10000.00
  1988/06/30      10070.29                    10146.30
  1988/07/31      10122.69                    10212.45
  1988/08/31      10127.54                    10221.44
  1988/09/30      10238.66                    10406.45
  1988/10/31      10360.46                    10589.60
  1988/11/30      10326.76                    10492.60
  1988/12/31      10391.92                    10599.94
  1989/01/31      10497.09                    10819.15
  1989/02/28      10434.40                    10695.70
  1989/03/31      10401.31                    10670.14
  1989/04/30      10548.32                    10923.45
  1989/05/31      10705.84                    11150.33
  1989/06/30      10823.34                    11301.75
  1989/07/31      10931.35                    11455.57
  1989/08/31      10895.94                    11343.42
  1989/09/30      10893.78                    11309.61
  1989/10/31      10981.14                    11447.93
  1989/11/30      11101.29                    11648.27
  1989/12/31      11201.35                    11743.55
  1990/01/31      11164.82                    11688.00
  1990/02/28      11263.96                    11792.03
  1990/03/31      11283.15                    11795.56
  1990/04/30      11167.12                    11710.16
  1990/05/31      11370.72                    11965.80
  1990/06/30      11464.86                    12070.98
  1990/07/31      11603.22                    12248.42
  1990/08/31      11535.76                    12070.57
  1990/09/30      11566.65                    12077.45
  1990/10/31      11696.01                    12296.54
  1990/11/30      11882.62                    12543.82
  1990/12/31      11914.69                    12598.39
  1991/01/31      12047.72                    12767.46
  1991/02/28      12157.41                    12878.53
  1991/03/31      12165.58                    12883.17
  1991/04/30      12275.86                    13054.52
  1991/05/31      12374.21                    13170.57
  1991/06/30      12381.73                    13157.53
  1991/07/31      12505.75                    13317.79
  1991/08/31      12605.67                    13493.19
  1991/09/30      12682.93                    13668.87
  1991/10/31      12819.13                    13791.89
  1991/11/30      12851.44                    13830.37
  1991/12/31      13063.80                    14127.17
  1992/01/31      13155.06                    14159.38
  1992/02/29      13170.15                    14163.91
  1992/03/31      13119.79                    14169.15
  1992/04/30      13211.56                    14295.25
  1992/05/31      13356.47                    14463.51
  1992/06/30      13531.76                    14706.21
  1992/07/31      13823.18                    15147.10
  1992/08/31      13720.98                    14999.41
  1992/09/30      13849.13                    15097.51
  1992/10/31      13754.55                    14949.10
  1992/11/30      14008.76                    15216.84
  1992/12/31      14015.12                    15372.20
  1993/01/31      14191.59                    15550.98
  1993/02/28      14574.47                    16113.46
  1993/03/31      14433.03                    15943.14
  1993/04/30      14537.27                    16104.01
  1993/05/31      14601.31                    16194.51
  1993/06/30      14758.73                    16464.80
  1993/07/31      14793.07                    16486.37
  1993/08/31      15054.96                    16829.62
  1993/09/30      15214.40                    17021.31
  1993/10/31      15246.58                    17054.16
  1993/11/30      15131.30                    16903.91
  1993/12/31      15407.79                    17260.75
  1994/01/31      15554.18                    17457.87
  1994/02/28      15154.81                    17005.71
  1994/03/31      14566.25                    16313.24
  1994/04/30      14698.21                    16451.57
  1994/05/31      14832.89                    16594.21
  1994/06/30      14729.45                    16492.82
  1994/07/31      14937.88                    16795.13
  1994/08/31      14997.48                    16853.24
  1994/09/30      14817.67                    16605.84
  1994/10/31      14610.30                    16310.92
  1994/11/30      14309.15                    16016.02
  1994/12/31      14571.01                    16368.53
  1995/01/31      14925.09                    16836.34
  1995/02/28      15306.72                    17325.94
  1995/03/31      15477.52                    17525.02
  1995/04/30      15476.44                    17545.70
  1995/05/31      15833.33                    18105.58
  1995/06/30      15751.53                    17948.06
  1995/07/31      15873.03                    18118.21
  1995/08/31      16075.25                    18347.95
  1995/09/30      16181.70                    18464.09
  1995/10/31      16357.82                    18732.56
  1995/11/30      16518.14                    19043.33
  1995/12/31      16665.08                    19226.34
  1996/01/31      16780.23                    19371.50
  1996/02/29      16729.23                    19240.74
  1996/03/31      16568.14                    18994.84
  1996/04/30      16519.03                    18941.09
  1996/05/31      16504.36                    18933.51
  1996/06/30      16651.54                    19139.70
  1996/07/31      16784.81                    19313.87
  1996/08/31      16786.87                    19309.23
  1996/09/30      16952.94                    19579.56
  1996/10/31      17120.80                    19801.01
  1996/11/30      17402.86                    20163.36
  1996/12/31      17356.82                    20078.68
  1997/01/31      17392.27                    20116.63
  1997/02/28      17539.29                    20301.30
  1997/03/31      17335.66                    20030.68
  1997/04/30      17469.56                    20198.34
  1997/05/31      17674.40                    20502.12
  1997/06/30      17843.96                    20720.47
  1997/07/31      18290.68                    21294.43
  1997/08/31      18135.39                    21094.90
  1997/09/30      18341.29                    21345.29
  1997/10/31      18428.80                    21482.54
  1997/11/30      18530.47                    21608.86
  1997/12/31      18758.16                    21924.13
  1998/01/31      18915.89                    22150.39
  1998/02/28      18908.20                    22157.04
  1998/03/31      18925.06                    22176.53
  1998/04/30      18852.18                    22076.52
  1998/05/29      19101.92                    22425.99
IMATRL PRASUN   SHR__CHT 19980531 19980605 160231 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on May 31, 1988. As the chart shows, by May 31, 1998, the value of the investment would have grown to $19,102 - a 91.02% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,426 - a 124.26% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
                 SIX MONTHS      YEARS ENDED NOVEMBER 30,
                 ENDED
                 MAY 31,

                 1998        1997   1996   1995    1994    1993

DIVIDEND RETURN  2.23%       4.74%  4.88%  5.34%   4.44%   5.41%

CAPITAL RETURN   0.85%       1.74%  0.48%  10.10%  -9.87%  2.60%

TOTAL RETURN     3.08%       6.48%  5.36%  15.44%  -5.43%  8.01%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED MAY 31, 1998              PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     3.98(CENTS)  23.36(CENTS)  47.04(CENTS)

ANNUALIZED DIVIDEND RATE                4.43%        4.40%         4.45%

30-DAY ANNUALIZED YIELD                 3.89%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  6.08%        -             -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.59 over the past one month, $10.64 over the past six months and $10.57 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.86% and 6.03%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Investor sentiment, shifting supply
and demand conditions, and
volatility in Asia played key roles
in the municipal bond market during
the six months that ended May 31,
1998. During this period, the
Lehman Brothers Municipal Bond
Index - a measure of the municipal
bond market - returned 3.78%. To
compare, the Lehman Brothers
Aggregate Bond Index - a
measure of the investment-grade
taxable bond market in the U.S. -
returned 4.09%. In late 1997,
volatility in Asia helped prop up the
muni bond market. Investors felt that
currency devaluations in that region
would translate into cheaper prices
for Asian goods and help control
the inflation that can eat into bonds'
fixed payments. Since the beginning
of 1998, though, muni bond supply
increased as many issuers took
advantage of lower interest rates
to refinance their debt at lower rates.
That, combined with softening
demand, dampened the
performance of muni bonds in early
1998. On top of that, the municipal
bond market experienced
extremely heavy issuance in March
and April, as issuers rushed to
market before the largest deal in
municipal market history took place
in May - a $3.5 billion issuance
by Long Island Power Authority. This
heavy supply, coupled with only
intermittent demand, put
downward pressure on municipal
bonds in April. Renewed fears of
economic and political dislocation in
Asia attracted investors to all sectors
of the bond market in May, but,
overall, municipals lagged taxable
issues through the first five months
of 1998.
NOTE TO SHAREHOLDERS: Norm Lind became Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund on January 31, 1998.
Q. HOW DID THE FUND PERFORM, NORM?
A. For the six-month period that ended May 31, 1998, the fund's Institutional Class shares had a total return of 3.08%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 3.03% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 3.44% for the same six-month period. For the 12-month period that ended May 31, 1998, the fund's Institutional Class shares returned 8.08%. That compared to the 7.35% return of the intermediate municipal debt funds average and the 8.28% return of the Lehman Brothers 1-17 Year Municipal Bond Index over the same one-year period.
Q. YOU HAVE BEEN ON THE FUND FOR ABOUT FOUR MONTHS NOW. HAVE YOU MADE ANY STRATEGIC CHANGES SINCE TAKING OVER?
A. No. I've managed the fund much in the same fashion as the previous manager. We share a similar investment style that focuses on finding bonds at prices Fidelity identifies as being below their fair value when one of their characteristics - be it maturity, issuer, credit quality or another factor - temporarily falls out of favor. Any changes I've made since taking over are a result of opportunities that presented themselves.
Q. WHAT SECURITIES CONTRIBUTED MOST TO THE FUND'S PERFORMANCE?
A. Bonds rated Baa - 11.4% of the fund's investments at the end of the period - were strong performers. Faced with falling interest rates, yield-hungry investors increasingly sought these bonds because they offered a slight yield advantage over higher-quality bonds. What's more, there was a very small supply of these bonds during the period. Strong demand pushed up against low supply and boosted the prices of most Baa-rated bonds. That said, the fund's stake in higher-rated bonds accounted for the majority of investments. That's because the yield advantage offered by Baa-rated bonds over the top-rated Aaa bonds was too small in my opinion. I felt that the slight amount of additional income offered by Baa-rated bonds wasn't adequate to cover the extra risk they carried. My concern was that if the spread - the difference in yield between Aaa-rated and Baa-rated bonds - were to grow as the result of an economic downturn or another reason, the Baa-rated bonds would suffer price losses that would more than overwhelm their income advantage.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Yes, bonds sensitive to being prepaid before maturity lagged the overall municipal market. For example, housing bonds experienced increased prepayment activity when interest rates fell, because mortgage borrowers refinanced their debt in order to lower their interest costs. While prepayment is good for the borrower, it can be bad for housing bond holders because it can force them to reinvest at lower interest rates.
Q. HOW DID YOU ALLOCATE THE FUND'S INVESTMENTS ACROSS BONDS WITH VARIOUS MATURITIES?
A. I kept the fund focused on bonds with maturities of between five and 12 years. I did that because the intermediate yield curve - which is a graphical representation of the yield of intermediate-term municipal bonds by ascending maturity dates - was relatively flat beyond 12 years. Up to about a 12-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. It is this additional income that compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities of 12 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds.
Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET AND THE FUND?
A. The direction of interest rates will be the primary determinant of municipal performance, and it's anybody's guess where they will be six months or a year from now. Municipals may be in for a fairly strong period as they play catch-up to the U.S. Treasury market that has so far outpaced them this year. As far as the fund is concerned, I'll continue to emphasize bonds that I think offer good value given their yields and their risk. For example, I'm comfortable sticking with a fairly large weighting in high-quality bonds for the time being, because I feel that lower-quality securities currently do not offer enough additional yield given their risks.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
NORM LIND ON THE FUND'S
BENCHMARK INDEX AND ITS ROLE
IN MANAGING THE FUND:
"THE LEHMAN BROTHERS 1-17 YEAR
MUNICIPAL BOND INDEX PLAYS AN
IMPORTANT ROLE IN THE MANAGEMENT
OF THE FUND. IT'S THE FUND'S
BENCHMARK INDEX AND INCLUDES
MOST OF THE UNIVERSE OF
INVESTMENT-GRADE MUNICIPAL
BONDS WITH MATURITIES OF BETWEEN
ONE AND 17 YEARS. I USE THE INDEX AS
A STARTING POINT FOR MY INVESTMENT
DECISIONS, MANAGING THE FUND TO BE
GENERALLY AS SENSITIVE TO CHANGES IN
INTEREST RATES AS THE INDEX. IN
ADDITION, I REFER TO THE INDEX WHEN
DECIDING HOW TO ALLOCATE ASSETS
AMONG DIFFERENT MATURITIES AND
MARKET SECTORS BASED ON MY VIEW OF
THE RELATIVE VALUE OF EACH MATURITY
OR SECTOR."
(SOLID BULLET) GENERAL OBLIGATION BONDS (GOS)
MADE UP ABOUT 23% OF THE FUND'S
INVESTMENTS AND WERE ITS LARGEST
SECTOR CONCENTRATION AT THE END OF
THE PERIOD. A GO IS BACKED BY THE
FULL FAITH AND CREDIT - WHICH
INCLUDES THE TAXING POWER - OF A
CITY, COUNTY, STATE OR OTHER ISSUER,
AND IS REPAID WITH GENERAL REVENUE
INCLUDING TAXES.
FUND FACTS
GOAL: TO PROVIDE HIGH CURRENT
INCOME EXEMPT FROM FEDERAL
INCOME TAX BY INVESTING
NORMALLY IN INVESTMENT-GRADE
MUNICIPAL SECURITIES
START DATE: SEPTEMBER 19, 1985
SIZE: AS OF MAY 31, 1998,
MORE THAN $77 MILLION
MANAGER: NORM LIND, SINCE
1998; JOINED FIDELITY IN 1986
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE STATES AS OF MAY 31, 1998
               % OF FUND'S   % OF FUND'S INVESTMENTS
               INVESTMENTS   IN THESE STATES
                             6 MONTHS AGO

CALIFORNIA     16.7          15.9

NEW YORK       8.9           11.1

TEXAS          7.6           6.7

MASSACHUSETTS  6.6           7.6

NEW MEXICO     4.8           5.7

TOP FIVE SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE SECTORS
                                  6 MONTHS AGO

GENERAL OBLIGATION  22.8          28.9

EDUCATION           21.7          20.3

ELECTRIC REVENUE    16.2          16.7

HEALTH CARE         9.3           6.9

TRANSPORTATION      6.4           6.2

AVERAGE YEARS TO MATURITY AS OF MAY 31, 1998
                                                    6 MONTHS AGO

YEARS  6.6                                          7.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF MAY 31, 1998
                                                    6 MONTHS AGO

YEARS  5.3                                          5.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF MAY 31, 1998 AS OF NOVEMBER 30, 1997
AAA 47.2%
AA, A 35.0%
BAA 11.4%
SHORT-TERM
INVESTMENTS 6.4%
AAA 44.3%
AA, A 35.5%
BAA 16.2%
SHORT-TERM
INVESTMENTS 4.0%
ROW: 1, COL: 1, VALUE: 47.2
ROW: 1, COL: 2, VALUE: 35.0
ROW: 1, COL: 3, VALUE: 11.4
ROW: 1, COL: 4, VALUE: 6.4
ROW: 1, COL: 1, VALUE: 44.3
ROW: 1, COL: 2, VALUE: 35.5
ROW: 1, COL: 3, VALUE: 16.2
ROW: 1, COL: 4, VALUE: 4.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 93.6%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALASKA - 3.5%
Alaska Student Loan Corp. Student Loan Rev. Series A,
5% 7/1/03 (AMBAC Insured) (e)   $ 300,000 $ 306,903
North Slope Borough Gen. Oblig. (Cap. Appreciation)
Series B, 0% 1/1/03 (MBIA Insured)    3,000,000  2,444,400
  2,751,303
ARKANSAS - 1.1%
Arkansas College Savings Gen. Oblig.
(Cap. Appreciation) Series A, 0% 6/1/02    1,000,000  845,360
CALIFORNIA - 16.7%
California Edl. Facs. Auth. Rev. Rfdg. (Chapman Univ.)
5.375% 10/1/16 (Connie Lee Insured)    225,000  230,348
California Health Facs. Fing. Auth. Rev. (Casa de las
Campanas) Series A, 5.375% 8/1/09     2,275,000  2,359,516
California Hsg. Fin. Agcy. Rev. (Home Mtg.) Series R,
5.35% 8/1/07 (MBIA Insured) (e)    1,000,000  1,052,980
California Poll. Cont. Fing. Auth. Resource
Recovery Rev. (Waste Mgmt., Inc.)
Series A, 7.15% 2/1/11 (e)    500,000  542,725
California Pub. Wks. Board Lease Rev. Rfdg.
(Dept. of Corrections State Prison, Monterey County
Soledad II) Series D, 5.375% 11/1/14    500,000  515,245
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purchase) Series A,
4.45% 8/1/01 (MBIA Insured)    2,000,000  2,027,560
Central Valley Fing. Auth. Rev.
(Carson Ice-Generation Proj.) 5% 7/1/98    1,000,000  1,000,740
Long Beach Hbr. Rev. Rfdg. Series A,
5.50% 5/15/07 (FGIC Insured) (e)    250,000  268,123
Los Angeles County Ctfs. of Prtn. (Disney Parking Proj.)
(Cap. Appreciation) 0% 9/1/04    970,000  723,203
Los Angeles Unified School Dist. Series A,
6% 7/1/11 (FGIC Insured)    250,000  282,995
Sacramento Muni. Util. Dist. Elec. Rev.
5.45% 11/15/08 (FGIC Insured) (a)    1,000,000  1,062,190
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/02    1,000,000  1,057,840
 6.50% 7/1/08    300,000  333,240
San Bernadino County Ctfs. of Prtn. Rfdg.
(Med. Ctr. Fing. Proj.) 5.25% 8/1/04    500,000  515,250
West Covina Ctfs. of Prtn.
(Queen of The Valley Hosp.) 6.50% 8/15/09
(Pre-Refunded to 8/15/04 @102) (f)    1,000,000  1,139,780
  13,111,735
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
COLORADO - 1.7%
Arapaho County Cap. Impt. Tr. Fed. Hwy. Rev.
(Cap. Appreciation) Series C, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.8626) (f)   $ 3,620,000 $ 547,091
Colorado Health Facs. Auth. Rev. Rfdg.
(Rocky Mountain Adventist) 6.25% 2/1/04    500,000  529,700
Denver City & County Arpt. Rev. Series A,
6.90% 11/15/98 (e)    250,000  253,245
  1,330,036
DISTRICT OF COLUMBIA - 2.0%
District of Columbia Gen. Oblig. Rfdg.
Series B-1, 5.40% 6/1/06 (AMBAC Insured)    1,000,000  1,051,070
District of Columbia Redev. Land Agcy.
Spl. Tax Rev. (Washington D.C.
Sports Arena) 5.40% 11/1/00    500,000  511,065
  1,562,135
FLORIDA - 2.4%
Broward County Resource Recovery Rev.
(SES Broward Co. LP South Proj.) 7.95% 12/1/08   480,000  517,656
Dade County Aviation Rev. Rfdg. (Miami Int'l. Arpt.)
Series A, 5.25 10/1/01 (FSA Insured) (e)    500,000  515,955
Florida State Div. Board Fin. Dep. Gen. Svcs. Revs.
5.75% 7/1/05 (FGIC Insured)    250,000  271,438
Jacksonville Port Auth. Rev. Rfdg. (Port Facs.)
5.75% 11/1/09 (MBIA Insured) (e)    500,000  546,270
  1,851,319
GEORGIA - 2.2%
Georgia Gen. Oblig. Rfdg. Series A, 6.25% 3/1/06   1,000,000
1,123,160
Monroe County Dev. Auth. Poll. Cont. Rev. Rfdg.
(Oglethorpe Pwr. Scherer Corp.) Series A,
6.60% 1/1/07    500,000  570,330
  1,693,490
HAWAII - 0.3%
Honolulu City and County Rfdg. Series C,
5.50% 11/1/04 (FGIC Insured)    250,000  266,763
ILLINOIS - 2.0%
Chicago Midway Arpt. Rev. Series B, 6% 1/1/09
(MBIA Insured) (e)    300,000  326,898
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.) (Cap. Appreciation):
 Series A, 0% 6/15/09 (FGIC Insured)    500,000  298,530
  0% 6/15/00 (AMBAC Insured)    1,000,000  921,700
  1,547,128
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
IOWA - 1.3%
Iowa Student Loan Liquidity Corp. Student Loan Rev.
Series A, 6.35% 3/1/01   $ 1,000,000 $ 1,048,220
KANSAS - 1.8%
Kansas Dev. Fin. Auth. Rev.
(Sisters of Charity - Leavenworth Health Svc. Co.)
5.25% 12/1/09 (MBIA Insured)    1,385,000  1,452,934
LOUISIANA - 2.4%
Louisiana Pub. Facs. Auth. Rev. Rfdg. (Student Loan) Sr.
Series A-1, 6.20% 3/1/01    1,825,000  1,906,486
MAINE - 1.3%
Maine Edl. Loan Marketing Corp Student Loan Rev.
Series A-4, 5.45% 11/1/99 (e)    1,000,000  1,020,620
MASSACHUSETTS - 6.6%
Boston Rev. (Boston City Hosp.)
Series A, 7.625% 2/15/21 (FHA Guaranteed)
(Pre-Refunded to 8/15/00 @ 102) (f)    250,000  273,855
Massachusetts Gen. Oblig. Rfdg.
Series A, 5.50% 2/1/11    250,000  261,868
Massachusetts Health & Edl. Facs. Auth. Rev. Rfdg.
(Fairview Extended Care) Series B, 4.55% 7/15/02
(MBIA Insured) LOC BankBoston NA    700,000  700,000
Massachusetts Ind. Fin. Agcy. Rev. (Cap. Appreciation)
(Massachusetts Biomedical Research)
Series A-1, 0% 8/1/02    1,600,000  1,340,032
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)    600,000  604,926
New England Ed. Loan Marketing Corp. Student
Loan Rev. Rfdg. Series B, 5.40% 6/1/00    1,950,000  1,993,563
  5,174,244
MICHIGAN - 1.2%
Jackson County Hosp. Fin. Auth. Hosp. Rev. Rfdg.
(W.A. Foote Mem. Hosp.) Series A,
4.75% 6/1/15 (FGIC Insured)    750,000  712,088
Michigan Hosp. Fin. Auth. Rev. Rfdg.
(Mercy Health Services) Series S, 5.75% 8/15/05   200,000  214,836
  926,924
MINNESOTA - 0.5%
Minneapolis Gen. Oblig. (Cap. Appreciation)
Series B, 0% 12/1/02    200,000  166,254
Minnesota Higher Ed. Facs. Auth. Rev.
(Macalester College) Series 4-C, 5.50% 3/1/12    200,000  208,304
  374,558
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MONTANA - 1.6%
Montana Higher Ed. Student Assistance Corp.
Student Loan Rev. Series B, 6.60% 12/1/99 (e)   $ 1,230,000 $
1,273,948
NEVADA - 0.7%
Clark County School Dist. Series A, 9.75% 6/1/01
(MBIA Insured)    500,000  579,915
NEW JERSEY - 1.5%
New Jersey Econ. Dev. Auth. Market Transition Facs.
Rev. (Sr. Lien) Series A, 7% 7/1/04 (MBIA Insured)   1,000,000
1,146,950
NEW MEXICO - 4.8%
Albuquerque Arpt. Rev. Rfdg.:
6.25% 7/1/00 (AMBAC Insured) (e)    250,000  260,540
 6.75% 7/1/09 (AMBAC Insured) (e)    450,000  528,372
New Mexico Edl. Assistance Foundation Student Loan
Rev. Sr. Series IV-A2, 6.65% 3/1/07     2,200,000  2,374,944
Rio Rancho Wtr. & Wastewtr. Sys. Rev.
Series A, 8% 5/15/04 (FSA Insured)    500,000  595,860
  3,759,716
NEW YORK - 8.9%
Buffalo Gen. Oblig. Rev. Rfdg. Series C,
5.25% 12/1/13 (FGIC Insured)    1,025,000  1,051,147
New York City Gen. Oblig. Series H, 5.50% 8/1/12   1,000,000
1,041,040
New York City Muni. Assistance Corp. Rfdg.
Series E, 6% 7/1/04    500,000  546,070
New York State Dorm. Auth. Rev.:
Rfdg. (State Univ. Edl. Facs.)
 Series A, 6.50% 5/15/04    500,000  556,015
 (City Univ. Sys. Consolidated):
 Series A, 5.75% 7/1/13    500,000  539,280
  Series C, 7.50% 7/1/10    500,000  617,315
New York State Local Gov't. Assistance Corp.:
Rfdg. Series A, 5.50% 4/1/04
 (AMBAC Insured)    100,000  106,208
 (Cap. Appreciation) Series A, 0% 4/1/08    1,000,000  637,090
New York State Thruway Auth.:
Hwy. & Bridge Trust Fund
 Series A, 5.80% 4/1/09    500,000  532,315
 Svc. Contract Rev. (Local Hwy. & Bridge):
 5.40% 4/1/03    250,000  260,990
  6% 4/1/03    200,000  213,966
New York State Urban Dev. Corp. Rev.:
Rfdg. (Correctional Facs.) 5.625% 1/1/07
 (AMBAC Insured)    300,000  320,520
 Series A, 5.50% 4/1/10 (MBIA Insured)    500,000  530,530
  6,952,486
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NORTH CAROLINA - 4.1%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Rfdg. Series B, 6% 1/1/06   $ 1,315,000 $ 1,413,415
 Rfdg. Series C, 5.50% 1/1/07    200,000  208,918
 Series A, 5.625% 1/1/03    500,000  520,500
North Carolina Muni. Pwr. Agcy. Rfdg. (Catawba Elec.):
5.75% 1/1/02    750,000  783,908
 5.90% 1/1/03    250,000  264,860
  3,191,601
OHIO - 1.0%
Ohio Bldg. Auth. State Facs. (Adult Correctional)
Series A, 5.95% 10/1/14 (MBIA Insured)    500,000  529,045
Ohio Tpk. Commission Tpk. Rev. Series A,
5.60% 2/15/12 (MBIA Insured)    250,000  264,038
  793,083
PENNSYLVANIA - 3.4%
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A, 5.75% 9/1/99    215,000  219,141
Pennsylvania Higher Edl. Facs. Auth. College & Univ.
Rev. Rfdg. (RIDC Reg'l. Growth - Carnegie Mellon
Univ. Proj.) 6% 11/1/04    1,270,000  1,391,933
Pennsylvania Hsg. Fin. Agcy. Rfdg. (Residential Dev.
Section 8) Series A, 7% 7/1/01    1,000,000  1,075,220
  2,686,294
RHODE ISLAND - 1.3%
Rhode Island Student Loan Auth. Student Loan Rev.
Rfdg. Series A, 6.55% 12/1/00    1,000,000  1,050,740
SOUTH CAROLINA - 3.0%
South Carolina Ed. Assistance Auth. Rev. Rfdg.
(Guaranteed Student Loan):
 Series A-2, 5.40% 9/1/02    1,250,000  1,307,100
  Series B, 5.70% 9/1/05 (e)    1,000,000  1,070,240
  2,377,340
TENNESSEE - 0.4%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A, 5.25% 2/15/01 (MBIA Insured) (e)    275,000  282,279
TEXAS - 7.6%
Austin Independent School Dist. School Bldg. 8.125%
8/1/01 (PSF Guaranteed) (Escrowed to Maturity) (f)   500,000  560,630
Brazos Higher Ed. Auth. Student Loan Rev. Rfdg.
Series A-1, 6.05% 12/1/01 (e)    435,000  456,289
Deer Park Independent School Dist. Rfdg. 0%
2/15/03 (PSF Guaranteed)    200,000  162,900
Hurst Euless Bedford Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 8/15/11
(PSF Guaranteed)    1,000,000  524,530
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TEXAS - CONTINUED
Irving Independent School Dist.
(Cap. Appreciation) 0% 2/15/00
(Permanent School Fund of Texas Guaranteed)   $ 250,000 $ 233,370
North East Independent School Dist. Rfdg.
(Cap. Appreciation) Series D, 0% 2/1/00    2,065,000  1,933,191
Northside Independent School Dist. School Bldg.
8.375% 2/1/00 (PSF Guaranteed)    500,000  534,605
San Antonio Gen. Oblig. Rfdg. (Gen. Impt.)
5.50% 8/1/02    125,000  131,518
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg.
(Texas Technical College) 6.25% 8/1/09
(MBIA Insured)    1,000,000  1,146,160
Univ. of Texas Permanent Univ. Fund 5% 7/1/10    250,000  256,048
  5,939,241
UTAH - 3.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Rfdg.:
 (Cap. Appreciation) Series B,
  0% 7/1/00 (MBIA Insured)    500,000  460,030
  Series A, 6.50% 7/1/08 (AMBAC Insured)    250,000  288,950
  Series D, 5% 7/1/21 (MBIA Insured)    200,000  196,780
 (Cap. Appreciation) Series A,
 0% 7/1/06 (MBIA Insured)    2,860,000  1,983,380
  2,929,140
VIRGINIA - 0.6%
Virginia Pub. Bldg. Auth. Pub. Facs. Rev. Rfdg.
Series A, 5% 8/1/05    475,000  495,277
WASHINGTON - 4.0%
Washington Pub. Pwr. Supply Sys.:
(Nuclear Proj. #2) Rev.:
 Rfdg. Series C,  7.50% 7/1/03
  (Pre-Refunded to 1/1/01 @ 102) (f)    525,000  577,673
  5.40% 7/1/12 (b)    2,000,000  2,083,300
 (Nuclear Proj. #3) Rev. Rfdg.
 Series C, 5.10% 7/1/07    500,000  516,234
  3,177,207
TOTAL MUNICIPAL BONDS
(Cost $70,735,430)   73,498,472
CASH EQUIVALENTS - 6.4%
  SHARES
Municipal Central Cash Fund (c)(d)
(Cost $5,053,667)    5,053,667  5,053,667
TOTAL INVESTMENTS - 100%
(Cost $75,789,097)  $ 78,552,139
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
23 Municipal Bond Contracts   Sept. 98 $ 2,840,500 $ (857)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 3.6%
LEGEND
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $93,749.
(c) Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(d) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.89%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 74.1% AAA, AA, A 65.7%
Baa 8.3% BBB  12.1%
Ba 0.0% BB  0.7%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   22.8%
Education   21.7
Electric Revenue   16.2
Health Care   9.3
Transportation    6.4
Housing    5.3
Others (individually less than 5%)   18.3
TOTAL   100.0%
INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $75,789,097. Net unrealized appreciation aggregated $2,763,042, all of which related to appreciated investment securities.
At November 30, 1997, the fund was required to defer approximately $113,000 of losses on futures contracts.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                              MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $75,789,097) -                  $ 78,552,139
SEE ACCOMPANYING SCHEDULE

CASH                                                                      205

RECEIVABLE FOR INVESTMENTS SOLD                                           443,014

RECEIVABLE FOR FUND SHARES SOLD                                           112,743

INTEREST RECEIVABLE                                                       1,048,188

OTHER RECEIVABLES                                                         911

PREPAID EXPENSES                                                          6,265

 TOTAL ASSETS                                                             80,163,465

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 2,352,702

PAYABLE FOR FUND SHARES REDEEMED                             180,336

DISTRIBUTIONS PAYABLE                                        77,067

ACCRUED MANAGEMENT FEE                                       18,007

PAYABLE FOR DAILY VARIATION ON FUTURES CONTRACTS             1,344

OTHER PAYABLES AND ACCRUED EXPENSES                          53,813

 TOTAL LIABILITIES                                                        2,683,269

NET ASSETS                                                               $ 77,480,196

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 74,540,888

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     177,123
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 2,762,185

NET ASSETS                                                               $ 77,480,196


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 MAY 31, 1998 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                           $10.65
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE ($1,228,817 (DIVIDED BY) 115,362 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.25 OF $10.65)          $11.06

CLASS T:                                                        $10.65
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE ($60,862,093 (DIVIDED BY) 5,713,822 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.25 OF $10.65)          $10.95

CLASS B:                                                        $10.65
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE ($8,348,118 (DIVIDED BY) 783,891 SHARES) A

CLASS C:                                                        $10.66
NET ASSET VALUE, AND OFFERING PRICE PER
 SHARE ($369,673 (DIVIDED BY) 34,688 SHARES) A

INSTITUTIONAL CLASS:                                            $10.65
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE ($6,671,495 (DIVIDED BY) 626,414 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                       SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INTEREST INCOME                                                      $ 1,593,328

EXPENSES

MANAGEMENT FEE                                            $ 119,547

TRANSFER AGENT FEES                                        52,428

DISTRIBUTION FEES                                          97,041

ACCOUNTING FEES AND EXPENSES                               31,451

NON-INTERESTED TRUSTEES' COMPENSATION                      139

CUSTODIAN FEES AND EXPENSES                                3,002

REGISTRATION FEES                                          54,165

AUDIT                                                      22,237

LEGAL                                                      143

MISCELLANEOUS                                              371

 TOTAL EXPENSES BEFORE REDUCTIONS                          380,524

 EXPENSE REDUCTIONS                                        (50,794)   329,730

NET INTEREST INCOME                                                   1,263,598

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     354,824

 FUTURES CONTRACTS                                         (598)      354,226

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     197,563

 FUTURES CONTRACTS                                         (17,359)   180,204

NET GAIN (LOSS)                                                       534,430

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 1,798,028
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        SIX MONTHS ENDED   YEAR ENDED
                                                        MAY 31, 1998       NOVEMBER 30,
                                                        (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 1,263,598        $ 2,794,353
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                354,226            875,029

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    180,204            192,183

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         1,798,028          3,861,565
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (1,263,598)        (2,794,353)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                  (172,795)          (6,721)

 TOTAL DISTRIBUTIONS                                     (1,436,393)        (2,801,074)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             13,820,168         (8,495,226)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                14,181,803         (7,434,735)

NET ASSETS

 BEGINNING OF PERIOD                                     63,298,393         70,733,128

 END OF PERIOD                                          $ 77,480,196       $ 63,298,393




FINANCIAL HIGHLIGHTS - CLASS A
                                                     SIX MONTHS ENDED  YEARS ENDED NOVEMBER 30,
                                                     MAY 31, 1998

                                                    (UNAUDITED)         1997      1996 D
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.600           $ 10.410  $ 10.160

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .225               .459      .113

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .080               .191      .250

 TOTAL FROM INVESTMENT OPERATIONS                     .305               .650      .363

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.225)             (.459)    (.113)

 FROM NET REALIZED GAIN                               (.030)             (.001)    -

 TOTAL DISTRIBUTIONS                                  (.255)             (.460)    (.113)

NET ASSET VALUE, END OF PERIOD                       $ 10.650           $ 10.600  $ 10.410

TOTAL RETURN B, C                                     2.91%              6.42%     3.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 1,229            $ 442     $ 103

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% A, E          .90% E    .90% A, E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    4.26% A            4.37%     4.60% A

PORTFOLIO TURNOVER RATE                               23% A, F           18%       35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).



FINANCIAL HIGHLIGHTS - CLASS T
                              SIX MONTHS ENDED             YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                             (UNAUDITED)        1997      1996      1995      1994 F    1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.590          $ 10.410  $ 10.380  $ 9.400   $ 10.460  $ 11.080
BEGINNING OF
PERIOD

INCOME FROM INVEST-
MENT OPERATIONS

 NET INTEREST                  .220              .449      .461      .451      .455      .508
 INCOME

 NET REALIZED AND              .090              .181      .030      .980      (1.040)   .260
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVEST-            .310              .630      .491      1.431     (.585)    .768
 MENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.220)            (.449)    (.461)    (.451)    (.455)    (.508)
 INCOME

 FROM NET REALIZED             (.030)            (.001)    -         -         -         (.880)
 GAIN

 IN EXCESS OF NET              -                 -         -         -         (.020)    -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.250)            (.450)    (.461)    (.451)    (.475)    (1.388)

NET ASSET VALUE, END          $ 10.650          $ 10.590  $ 10.410  $ 10.380  $ 9.400   $ 10.460
OF PERIOD

TOTAL RETURN B, C              2.96%             6.21%     4.89%     15.49%    (5.78)%   7.72%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 60,862          $ 48,830  $ 56,729  $ 62,852  $ 57,382  $ 39,800
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           1.00% A, D        1.00% D   1.00% D   .94% D    .90% D    .90% D
AVERAGE NET ASSETS

RATIO OF NET INTEREST          4.15% A           4.32%     4.42%     4.56%     4.49%     4.76%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        23% A, E          18%       35%       53%       53%       46%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


FINANCIAL HIGHLIGHTS - CLASS B
                                  SIX MONTHS ENDED         YEARS ENDED NOVEMBER 30,
                                  MAY 31, 1998

                                  (UNAUDITED)        1997      1996      1995      1994 D
SELECTED PER-SHARE DATA

NET ASSET VALUE,                  $ 10.590           $ 10.410  $ 10.380  $ 9.400   $ 9.890
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME               .186               .382      .394      .373      .155

 NET REALIZED AND UNREALIZED       .090               .181      .030      .980      (.490)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             .276               .563      .424      1.353     (.335)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME          (.186)             (.382)    (.394)    (.373)    (.155)

 FROM NET REALIZED GAIN            (.030)             (.001)    -         -         -

 TOTAL DISTRIBUTIONS               (.216)             (.383)    (.394)    (.373)    (.155)

NET ASSET VALUE, END OF PERIOD    $ 10.650           $ 10.590  $ 10.410  $ 10.380  $ 9.400

TOTAL RETURN B, C                  2.62%              5.54%     4.21%     14.60%    (3.44)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 8,348            $ 7,917   $ 7,445   $ 6,226   $ 1,682
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE       1.65% A, E         1.65% E   1.66% E   1.68% E   1.65% A, E
NET ASSETS

RATIO OF NET INTEREST INCOME TO    3.51% A            3.67%     3.76%     3.71%     3.74% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            23% A, F           18%       35%       53%       53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS C
                                                      SIX MONTHS ENDED   YEAR ENDED
                                                      MAY 31, 1998       NOVEMBER 30,

                                                      (UNAUDITED)        1997 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.590            $ 10.550

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .180                .027

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .100                .040

 TOTAL FROM INVESTMENT OPERATIONS                     .280                .067

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.180)              (.027)

 FROM NET REALIZED GAIN                               (.030)              -

 TOTAL DISTRIBUTIONS                                  (.210)              (.027)

NET ASSET VALUE, END OF PERIOD                       $ 10.660            $ 10.590

TOTAL RETURN B, C                                     2.66%               0.63%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 370               $ 13

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.75% A, E          1.75% A, E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.35% A             3.33% A

PORTFOLIO TURNOVER RATE                               23% A, F            18%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE
AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C
SHARES) TO NOVEMBER 30, 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD
HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).




FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                              SIX MONTHS ENDED             YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                              (UNAUDITED)        1997      1996      1995      1994 G    1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.590           $ 10.410  $ 10.360  $ 9.410   $ 10.460  $ 11.080
BEGINNING OF
PERIOD

INCOME FROM INVEST-
MENT OPERATIONS

 NET INTEREST INCOME           .234               .475      .487      .477      .481      .536

 NET REALIZED AND              .090               .181      .050      .950      (1.030)   .260
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVEST-            .324               .656      .537      1.427     (.549)    .796
 MENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.234)             (.475)    (.487)    (.477)    (.481)    (.536)
 INCOME

 FROM NET REALIZED             (.030)             (.001)    -         -         -         (.880)
 GAIN

 IN EXCESS OF NET              -                  -         -         -         (.020)    -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.264)             (.476)    (.487)    (.477)    (.501)    (1.416)

NET ASSET VALUE, END          $ 10.650           $ 10.590  $ 10.410  $ 10.360  $ 9.410   $ 10.460
OF PERIOD

TOTAL RETURN B, C              3.08%              6.48%     5.36%     15.44%    (5.43)%   8.01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 6,671            $ 6,098   $ 6,455   $ 11,085  $ 11,702  $ 15,076
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES TO           .75% A, D          .75% D    .75% D    .70% D    .65% D    .65% D
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .75% A             .75%      .74% E    .70%      .65%      .65%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST          4.41% A            4.57%     4.68%     4.96%     4.75%     5.01%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        23% A, F           18%       35%       53%       53%       46%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN THE MERGER (SEE NOTE 9 OF NOTES TO FINANCIAL STATEMENTS).
G EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series VI (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, capital loss carryforwards and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements. WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $6,984,416 and $10,517,118, respectively.
The market value of futures contracts opened and closed during the period amounted to $11,132,184 and $9,498,111, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks, and other financial institutions for the distribution of each class of shares and providing shareholder support
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:
CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:
          PAID TO   RETAINED BY
          FDC       FDC

CLASS A   $ 404     $ -

CLASS T    59,370    1,188

CLASS B    36,435    26,315

CLASS C    832       832

          $ 97,041  $ 28,335

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:
CLASS A               $ 129

CLASS T                4,874

CLASS B                1,348

CLASS C                422

INSTITUTIONAL CLASS    -

SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks, and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:
           PAID TO   RETAINED BY
           FDC       FDC

CLASS A    $ 4,933   $ 1,892

CLASS T     10,460    2,287

CLASS B     4,389     4,389*

CLASS C     8,991     8,991*

           $ 28,773  $ 17,559

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:
                       AMOUNT    % OF
                                 AVERAGE
                                 NET ASSETS*

CLASS A                $ 813     .30

CLASS T                 39,764   .17

CLASS B                 6,673    .17

CLASS C                 426      .51

INSTITUTIONAL CLASS     4,752    .17

                       $ 52,428

*   ANNUALIZED
UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 6,382

CLASS T               .90%          9,086

CLASS B               1.65%         9,105

CLASS C               1.75%         17,089

INSTITUTIONAL CLASS   .75%          9,132

                                   $ 50,794

Effective May 29, 1998, Class T's expense limitation was changed from 1.00% to .90% of Class T's average net assets.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            SIX MONTHS ENDED   YEAR ENDED
                            MAY 31,            NOVEMBER 30,

                            1998               1997A

FROM NET INVESTMENT INCOME

CLASS A                     $ 11,472           $ 15,189

CLASS T                      981,526            2,195,690

CLASS B                      141,546            274,703

CLASS C                      2,787              26

INSTITUTIONAL CLASS          126,267            308,745

TOTAL                       $ 1,263,598        $ 2,794,353

FROM NET REALIZED GAIN

CLASS A                     $ 1,246            $ 24

CLASS T                      136,882            5,310

CLASS B                      22,913             767

CLASS C                      35                 -

INSTITUTIONAL CLASS          11,719             620

TOTAL                       $ 172,795          $ 6,721

                            $ 1,436,393        $ 2,801,074

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                           DOLLARS

                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED   YEAR ENDED
                                MAY 31,            NOVEMBER 30,  MAY 31,            NOVEMBER 30,

                                1998               1997A         1998               1997A

CLASS A                          28,822             37,401       $ 307,193          $ 388,486
SHARES SOLD

ISSUED IN EXCHANGE FOR THE       52,153             -             554,907            -
SHARES OF FIDELITY ADVISOR
SHORT-INTERMEDIATE MUNICIPAL
INCOME FUND CLASS A

REINVESTMENT OF DISTRIBUTIONS    1,078              1,437         11,474             14,999

SHARES REDEEMED                  (8,370)            (7,082)       (89,163)           (74,532)

NET INCREASE (DECREASE)          73,683             31,756       $ 784,411          $ 328,953

CLASS T                          424,442            1,237,934    $ 4,514,787        $ 12,868,543
SHARES SOLD

ISSUED IN EXCHANGE FOR THE       1,639,675          -             17,446,147         -
SHARES OF FIDELITY ADVISOR
SHORT-INTERMEDIATE MUNICIPAL
INCOME FUND CLASS T

REINVESTMENT OF DISTRIBUTIONS    76,390             150,942       813,040            1,571,556

SHARES REDEEMED                  (1,036,129)        (2,228,549)   (11,019,711)       (23,132,793)

NET INCREASE (DECREASE)          1,104,378          (839,673)    $ 11,754,263       $ (8,692,694)

CLASS B                          110,559            162,293      $ 1,175,045        $ 1,686,065
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    10,231             17,600        108,882            183,295

SHARES REDEEMED                  (84,488)           (147,606)     (899,934)          (1,530,078)

NET INCREASE (DECREASE)          36,302             32,287       $ 383,993          $ 339,282

CLASS C                          33,737             1,185        $ 359,951          $ 12,505
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    241                2             2,564              25

SHARES REDEEMED                  (477)              -             (5,071)            -

NET INCREASE (DECREASE)          33,501             1,187        $ 357,444          $ 12,530

INSTITUTIONAL CLASS              305,258            221,521      $ 3,252,663        $ 2,293,637
SHARES SOLD

ISSUED IN EXCHANGE FOR THE       41,426             -             440,774            -
SHARES OF FIDELITY ADVISOR
SHORT-INTERMEDIATE MUNICIPAL
INCOME FUND INSTITUTIONAL
CLASS

REINVESTMENT OF DISTRIBUTIONS    2,372              5,385         25,240             55,968



SHARES REDEEMED            (298,385)   (271,323)   (3,178,620)   (2,832,902)

NET INCREASE (DECREASE)    50,671      (44,417)   $ 540,057     $ (483,297)


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 6,077

CLASS T                12,634

CLASS B                9,346

CLASS C                16,805

INSTITUTIONAL CLASS    9,303

                      $ 54,165

9. MERGER INFORMATION.
On May 28, 1998, Class A, Class T, and Institutional Class of the fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Short-Intermediate Class A, Class T, and Institutional Class, respectively. Each acquisition was approved by the shareholders of each class of Fidelity Advisor Short-Intermediate Municipal Income Fund on May 4, 1998. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
Class A's acquisition of Fidelity Advisor Short-Intermediate Class A was accomplished by an exchange of 52,153 shares of Class A for 54,832 shares then outstanding of Fidelity Advisor Short-Intermediate Class A (each valued at $10.12). Class T's acquisition of Fidelity Advisor Short-Intermediate Class T was accomplished by an exchange of 1,639,675 shares of Class T for 1,722,226 shares then outstanding of Fidelity Advisor Short-Intermediate Class T (each valued at $10.13). Institutional Class' acquisition of Fidelity Advisor Short-Intermediate Institutional Class was accomplished by an exchange of 41,426 shares of Institutional Class for 43,512 shares then outstanding of Fidelity Advisor Short-Intermediate Institutional Class (each valued at $10.13).
Fidelity Advisor Short-Intermediate Municipal Income Fund's net assets, including $276,190 of unrealized appreciation, were combined with the fund for total net assets after the acquisition of $77,174,506.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Thomas D. Maher, Assistant Vice President
Norman U. Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)